UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-23846

Redwood Real Estate Income Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of Principal Executive Offices)

Timothy M. Bonin

235 West Galena Street

Milwaukee, WI 53212

(Name and Address of Agent for Service)

Copies to:

Joshua B. Deringer, Esq.

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

215-988-2700

Registrant’s telephone number, including area code: (414) 299-2270

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

Annual Report

December 31, 2024

CREMX | Redwood Real Estate Income Fund

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Redwood Real Estate Income Fund (the "Fund"). Such offering is made only by prospectus, which includes details as to the Fund's offering prices, investment objectives, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Any property shown is for illustrative purposes only and does not imply an actual property held in the Fund.

redwoodim.com/private-debt | 888.570.0805

REDWOOD REAL ESTATE INCOME FUND Shareholder Letter December 31, 2024 (Unaudited)

Dear Shareholders,

We are pleased to provide you with the 2024 annual report for the Redwood Real Estate Income Fund (CREMX or the Fund). CREMX is a continuously-offered, closed-end, interval fund registered under the Investment Company Act of 1940 as amended. The Fund primarily invests in short duration, low loan to value (LTV) private bridge loans backed by commercial real estate assets in the top 30 metropolitan statistical areas (MSAs) in the United States.

The Fund’s innovative structure allows it to directly invest in private real estate debt rather than in private funds of other managers, thereby avoiding multiple layers of fees. Through valued relationships of the officers of the Fund, the Fund seeks to provide investors with exposure to proprietary transactions, alongside other large, sophisticated institutional investors, that otherwise may not be available to retail investors that do not meet higher investment minimums or other investor requirements such as accreditation or qualified purchaser status.

During the Fund’s fiscal year ended December 31, 2024, it returned 8.09% (Source: UMB Fund Services). Fund performance, during this initial investment phase was in line with its benchmark at 5.32% for the Bloomberg U.S. Treasury Bills: 1-3 Months Index** (Source: Bloomberg) over the same period; and compared favorably to other public fixed income indices such as the Bloomberg U.S. Aggregate Index*** which returned 1.25% (Source: Bloomberg) also over the same period.

In 2024, regional banks have continued to face headwinds that limit their ability to expand lending and creates an incremental opportunity for private lenders and for the types of loans CREMX makes and participates in. Given that banks were once a significant source of commercial real estate financing, this shift has allowed private lenders like CREMX to deploy more capital in new investments. Thank you for your investment in CREMX. If you have any questions, please contact the Redwood Team at 1.888.570.0805. We look forward to continuing our relationship for years to come.

Sincerely,

Michael T. Messinger

President

Richard M. Duff

Treasurer

____________

**      Bloomberg U.S. Treasury Bills: 1-3 Months index which includes U.S. Treasury securities with maturities of one to three months. The index is produced by Bloomberg. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***    The Bloomberg US Aggregate Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency).

Past Performance is not indicative of future results.

REDWOOD REAL ESTATE INCOME FUND Fund Performance December 31, 2024 (Unaudited)

Performance of a $10,000 Investment

____________

*       The Bloomberg U.S. Treasury Bills 1-3 Months Index (the “Index”) is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. The Index includes all publicly issued U.S. Treasury Bills that have a remaining maturity of less than 3 months and at least 1 month, and are rated investment-grade. In addition, the securities must be denominated in U.S. dollars and must have a fixed rate. The Index is market capitalization weighted, with securities held in the Federal Reserve System Open Market Account deducted from the total amount outstanding. Index return does not reflect the effects of fees, transaction costs or expenses, which would lower performance. It is not possible to invest directly in an index.

This graph compares a hypothetical $10,000 investment in the Fund’s shares, made at its inception, June 26, 2023, with a similar investment in the Index. Results include the reinvestment of all dividends and capital gains.

Total Returns as of December 31, 2024	One Year	Annualized Since Inception
Redwood Real Estate Income Fund (Inception Date 6/26/2023)	8.09%	7.03%
Bloomberg 1-3 Month U.S. Treasury Bill Index	5.32%	5.38%*

____________

*       Index return is from inception date of the Fund only and is not the inception date of the Index itself.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent quarter end performance may be obtained by calling 888-988-9882.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

For the Fund’s current expense ratio, please refer to the Consolidated Financial Highlights Section of this report.

REDWOOD REAL ESTATE INCOME FUND Consolidated Schedule of Investments December 31, 2024
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	Commercial Real Estate — 145.2%[1,2]
	Participation Notes — 66.8%
	Condominium Development — 5.6%
2,566,747	3323 – 44 W 8 Capital, LLC & 44 W 8 SME, LLC[3]	SOFR1M + 5.00%; floor 10.00%	10.00	4/6/2025	$2,566,747
1,101,973	3343 – 502 East 81st Street Development, LLC[3]	SOFR1M + 5.25%; floor 10.25%	10.25	6/22/2025	1,101,973
1,000,000	3386 – Gusmel, LLC[3]	SOFR1M + 5.00%; floor 9.50%	9.63	2/27/2026	1,000,000
9,017,930	3391 – ZDJ W 37, LLC[3]	SOFR1M + 5.50%; floor 9.25%	10.13	3/4/2027	9,017,930
773,223	3398 – 305 Briny[3]	SOFR1M + 5.25%; floor 10.00%	10.00	9/27/2026	773,223
3,855,980	3399 – Malibu, LLC[3]	SOFR1M + 5.00%; floor 9.00%	9.63	10/30/2026	3,855,980
					18,315,853

	Hospitality — 8.1%
9,365,835	3330 – 3601 Parking, LLC & N Ocean Blvd, LLC[3]	SOFR1M + 5.10%; floor 10.25%	10.25	10/31/2025	9,365,835
12,500,000	3333 – McRopp New York Royal44, LLC[3]	SOFR1M + 5.25%; floor 10.50%	10.50	11/29/2025	12,500,000
4,392,235	3356 – GK West 47th, LLC[3]	SOFR1M + 5.67%; floor 11.00%	11.00	3/7/2026	4,392,235
					26,258,070

	Industrial — 2.6%
1,190,293	3320 – Howell Lendco, LLC[3]	SOFR1M + 5.21%; floor 10.51%	10.51	3/22/2025	1,190,293
1,300,000	3335 – Cromwell Inwood, LLC[3]	SOFR1M + 5.50%; floor 10.83%	10.83	11/27/2025	1,300,000
6,000,000	3394 – Sunnyvale Park Place & Commons[3]	SOFR1M + 5.00%; floor 9.00%	9.63	9/17/2027	6,000,000
					8,490,293

	Mixed Use Development — 29.7%
2,798,719	3340 – San Antonio Palo Alto, LLC[3]	SOFR1M + 6.20%; floor 11.50%	11.50	12/15/2025	2,798,719
6,590,000	3349 – Hillcrest Cedar Property Owner, LLC[3]	SOFR1M + 5.75%; floor 10.75%	10.75	1/9/2026	6,590,000
3,140,000	3350 – Sarasota Springs, LLC[3]	SOFR1M + 5.50%; floor 10.685%	10.74	1/22/2025	3,140,000
14,500,000	3354 – L Island City, LLC[3]	SOFR1M + 5.25%; floor 10.25%	10.25	2/22/2026	14,500,000
2,081,140	3358 – 123 Speer Owner, LP3	SOFR1M + 5.25%; floor 10.25%	10.25	3/19/2026	2,081,140
35,000,000	3368 – Carlisle New York Apartments, LLC[3]	SOFR1M + 6.20%; floor 10.25%	10.88	5/8/2026	35,000,000

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Consolidated Schedule of Investments (Continued) December 31, 2024
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
15,081,579	3370 – 5W13 Owner, LLC[3]	SOFR1M + 5.00%; floor 9.50%	9.61	5/9/2026	$15,081,579
2,500,000	3372 – 3151 NF Owner, LLC[3]	SOFR1M + 5.25%; floor 10.57%	10.57	6/5/2026	2,500,000
5,169,264	TL Lone Peak Marketplace, LLC	N/A	12.00[4]	1/31/2027	5,169,264
9,300,000	TL Pepperell Mill, LLC	SOFR1M + 15.83%	19.75	12/23/2026	9,300,000
					96,160,702

	Multifamily — 12.2%
3,470,000	3303 – 150 Lefferts Ave./55 East 21st Street[3]	SOFR1M + 5.20%; floor 10.00%	10.00	5/1/2025	3,470,000
12,400,000	3344 – 1600 North 11, LLC[3]	SOFR1M + 5.50%; floor 10.75%	10.75	1/26/2025	12,400,000
4,000,000	3359 – Nalskihouse MT, LLC[3]	SOFR1M + 5.68%; floor 11.00%	11.00	3/22/2026	4,000,000
3,500,000	3360 – JC Roxy, LLC[3]	SOFR1M + 5.25%; floor 10.58%	10.58	3/22/2026	3,500,000
11,500,000	3371 – NB Commons, LLC[3]	SOFR1M + 5.00%; floor 9.50%	9.61	5/16/2026	11,500,000
4,551,494	3407 – 57 Canton Place[3]	SOFR1M + 5.39%; floor 10.00%	10.00	12/23/2026	4,551,494
					39,421,494

	Office — 1.2%
4,000,000	3341 – Ferncroft, LLC[3]	SOFR1M + 5.25%; floor 10.50%	10.50	12/18/2025	4,000,000

	Predevelopment — 5.9%
10,377,692	3324 – Sarasota[3]	SOFR1M + 5.68%; floor 10.53%	10.53	9/29/2025	10,377,692
400,000	3378 – Bancroft Cedar Property Owner, LLC[3]	SOFR1M + 5.75%; floor 10.74%	10.74	7/3/2026	400,000
2,000,000	3393 – Fortenberry Road Apt. Owners, LLC[3]	SOFR1M + 5.40%; floor 10.40%	10.40	9/11/2025	2,000,000
2,900,000	3397 – 33 Alhambra Circle[3]	SOFR1M + 5.20%; floor 10.54%	10.54	9/20/2025	2,900,000
3,455,205	3403 – Nash Street Property Associates, LLC[3]	SOFR1M + 5.00%; floor 10.00%	10.00	1/1/2027	3,455,205
					19,132,897

	Single Family — 1.2%
1,000,000	3326 – Elgny, LLC[3]	SOFR1M + 5.00%; floor 10.25%	10.25	10/6/2025	1,000,000
2,900,220	3383 – Textor Family Holdings, LLC[3]	SOFR1M + 5.25%; floor 10.57%	10.57	11/1/2025	2,900,220
					3,900,220

	Single Family/Multifamily — 0.3%
1,103,220	3314 – VM Equities #3[3]	SOFR1M + 5.25%; floor 9.75%	9.88	7/28/2025	1,103,220
	Total Participation Notes (Cost $216,782,749)				216,782,749

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Consolidated Schedule of Investments (Continued) December 31, 2024
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	Real Estate Mortgages — 78.4%
	2 – 4 Units — 18.9%
840,000	98322 – 66 Line, LLC[5]	N/A	10.75	10/1/2025	$840,000
1,287,200	98934 – Cozy 185 Saint Philip Street, LLC[6]	N/A	10.00	12/1/2025	1,287,200
1,411,151	99183 – 331 N. Olive St. Holding, LLC[6]	N/A	10.00	11/1/2025	1,411,151
1,479,080	99191 – 2204 Conquista Ave. Holding, LLC[6]	N/A	10.00	11/1/2025	1,479,080
2,235,321	99269 – 1688 Sunset Plaza Drive Partners, LLC[5]	N/A	10.07	12/1/2025	2,235,321
868,904	101219 – ACE Jaynes, LLC[6]	N/A	9.75	12/1/2025	868,904
660,000	101753 – NRI Portfolios, LLC[5]	N/A	10.00	12/1/2025	660,000
4,741,821	104356 – RRCap-FA Shingletree, LLC[3],5	N/A	9.63	2/1/2026	4,741,821
4,741,821	104357 – RRCap-FA Shingletree, LLC[3],5	N/A	9.63	2/1/2026	4,741,821
4,741,821	104358 – RRCap-FA Shingletree, LLC[3],5	N/A	9.63	2/1/2026	4,741,821
4,197,917	104359 – RRCap-FA Shingletree, LLC[3],5	N/A	9.63	2/1/2026	4,197,917
4,570,253	104360 – RRCap-FA Shingletree, LLC[3],5	N/A	9.63	2/1/2026	4,570,253
4,741,821	104361 – RRCap-FA Shingletree, LLC[3],5	N/A	9.63	2/1/2026	4,741,821
3,825,580	104362 – RRCap-FA Shingletree, LLC[3],5	N/A	9.63	2/1/2026	3,825,580
4,369,483	104363 – RRCap-FA Shingletree, LLC[3],5	N/A	9.63	2/1/2026	4,369,483
4,369,483	104364 – RRCap-FA Shingletree, LLC[3],5	N/A	9.63	2/1/2026	4,369,483
780,000	106533 – Eagle OZB I, LP6	N/A	9.13	3/1/2026	780,000
780,000	106536 – Eagle OZB I, LP6	N/A	9.13	3/1/2026	780,000
780,000	106538 – Eagle OZB I, LP6	N/A	9.13	3/1/2026	780,000
286,148	106767 – Torre Projects, LLC[6]	N/A	9.00	8/1/2026	286,148
2,450,000	108427 – Serg Housing Development, LLC[6]	N/A	10.13	9/1/2025	2,450,000
416,300	111089 – 317-319 Laurel Avenue, LLC[3],5	N/A	9.43	11/12/2025	416,300
385,000	112135 – Twenty, LLC[5]	N/A	9.06	5/1/2026	385,000
3,543,000	112319 – 1120 Coronado CS, LLC[5]	N/A	8.87	12/1/2025	3,543,000
385,000	112549 – Twenty, LLC[5]	N/A	9.06	5/1/2026	385,000
2,250,000	114041 – Lamartine Quattro Realty Trust[5]	N/A	8.87	12/1/2025	2,250,000
					61,137,104

	Condominium Development — 7.8%
2,960,000	98803 – Moon Equities, LLC[6]	N/A	10.00	11/1/2025	2,960,000
3,465,000	100597 – 2303 Delancey, LLC[6]	N/A	10.63	6/1/2025	3,465,000
1,801,182	102031 – Delanson Realty Partners, LLC[6]	N/A	9.50	6/1/2025	1,801,182
3,545,000	102044 – Lian 166 Washington, LLC[6]	N/A	9.25	4/1/2026	3,545,000
165,270	104497 – RSBY Holdings, LLC[5]	N/A	9.69	1/1/2026	165,270
785,000	104677 – Daest, LLC[6]	N/A	9.50	7/1/2026	785,000
2,778,600	106918 – HLPG 406 Midwood, LLC[6]	N/A	8.90	10/1/2025	2,778,600
1,286,190	107595 – Dolphin Shores Investments, LLC[6]	N/A	9.00	2/1/2026	1,286,190
46,805	107891 – 10225 Investments, LLC[5]	N/A	9.12	6/1/2026	46,805
1,147,630	109192 – BV Homes, LLC[6]	N/A	8.90	10/1/2025	1,147,630
2,027,000	109322 – 3A Parc, LLC[6]	N/A	8.90	4/1/2026	2,027,000
3,000,000	110003 – 791 Crandon Holding 707, LLC[6]	N/A	8.90	10/1/2026	3,000,000
1,538,130	110011 – Dolphin Shores Investments, LLC[6]	N/A	9.00	2/1/2026	1,538,130
287,000	112735 – Hyde L303, LLC[6]	N/A	9.00	5/1/2026	287,000
420,000	112961 – Veluva, LLC[5]	N/A	9.06	12/1/2026	420,000
					25,252,807

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Consolidated Schedule of Investments (Continued) December 31, 2024
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	Multifamily — 10.9%
1,995,899	65308 – Rockland NY Equities, LLC[5]	N/A	10.13	2/1/2025	$1,995,899
1,182,665	83824 – 2511 NW 25 Ave., LLC[5]	N/A	10.82	11/1/2025	1,182,665
1,638,800	92567 – BSD Drexel, LLC[5]	N/A	10.06	1/1/2025	1,638,800
1,453,310	96228 – 10229 – 10233 Eton Avenue, LLC[5]	N/A	10.00	10/1/2025	1,453,310
1,442,465	96229 – 10229 – 10233 Eton Avenue, LLC[5]	N/A	10.00	10/1/2025	1,442,465
1,112,886	96483 – Affordable Housing Group LTD, LLC[5]	N/A	10.00	6/1/2026	1,112,886
3,937,514	96921 – 514 LA Flor, LLC[5]	N/A	10.13	11/1/2025	3,937,514
1,564,518	98767 – 426 E. 17th St., LLC[6]	N/A	10.13	5/1/2025	1,564,518
1,342,730	98769 – 1292 Beauregard, LLC[6]	N/A	10.00	6/1/2025	1,342,730
1,341,819	98771 – 1292 Beauregard, LLC[6]	N/A	10.00	6/1/2025	1,341,819
871,875	98940 – Kosmos 4309, LLC[6]	N/A	10.00	10/1/2025	871,875
3,920,000	100388 – Nash Bami, LLC[5]	N/A	9.75	12/1/2025	3,920,000
2,069,958	100619 – 252 E. 79th Street, LLC[6]	N/A	10.13	3/1/2026	2,069,958
3,469,113	101296 – 5700 Clemson, LLC[5]	N/A	10.13	1/1/2026	3,469,113
3,035,308	102111 – Westlake Mountainview, LLC[5]	N/A	10.13	1/1/2026	3,035,308
1,387,000	107081 – Abode Multifamily Opportunity Fund I LLC[6]	N/A	9.88	9/1/2025	1,387,000
3,609,000	108769 – TRG Inglewood, LLC[6]	N/A	9.00	4/1/2026	3,609,000
					35,374,860

	Single Family — 32.6%
1,000,000	82703 – Jan Art, LLC[5]	N/A	10.13	3/30/2025	1,000,000
1,242,866	91530 – RRCAP-FA Blume Road, LLC[3],[5]	N/A	10.55	1/1/2026	1,242,866
184,597	91574 – A5 International Properties, LLC[5]	N/A	10.31	6/1/2025	184,597
184,923	91575 – A5 International Properties, LLC[5]	N/A	10.31	6/1/2025	184,923
180,925	91576 – A5 International Properties, LLC[5]	N/A	10.31	6/1/2025	180,925
122,079	91577 – A5 International Properties, LLC[5]	N/A	10.31	6/1/2025	122,079
121,437	91578 – A5 International Properties, LLC[5]	N/A	10.31	6/1/2025	121,437
877,576	92804 – Dylan Mason Luxury Homes, LLC[6]	N/A	10.12	11/1/2025	877,576
1,949,903	92842 – 14200 Old Cutler Rd, LLC[5]	N/A	10.07	7/1/2025	1,949,903
39,283	94110 – A5 International Properties, LLC[5]	N/A	10.00	6/17/2025	39,283
121,029	94111 – A5 International Properties, LLC[5]	N/A	10.00	1/1/2025	121,029
125,114	94112 – A5 International Properties, LLC[5]	N/A	10.00	1/1/2025	125,114
106,502	94113 – A5 International Properties, LLC[5]	N/A	10.00	1/1/2025	106,502
33,811	94114 – A5 International Properties, LLC[5]	N/A	10.00	2/1/2025	33,811
1,921,398	95799 – 4214 Bellaire Ave, LLC[6]	N/A	10.06	12/1/2025	1,921,398
2,419,278	96752 – Rhino Homes, LLC[6]	N/A	9.82	8/1/2025	2,419,278
2,991,258	97931 – 2316 PCDEV, LLC[6]	N/A	10.00	1/1/2026	2,991,258
1,259,667	98104 – Desert Modern Development, LLC[6]	N/A	10.13	3/1/2026	1,259,667
4,478,213	98258 – 1740 PCDEV, LLC[6]	N/A	10.00	11/1/2025	4,478,213
732,359	98617 – Lakeview Real Estate Fund, LLC[3],5	N/A	9.75	5/1/2026	732,359
578,359	98618 – Lakeview Real Estate Fund, LLC[3],5	N/A	9.75	5/1/2026	578,359
731,359	98619 – Lakeview Real Estate Fund, LLC[3],5	N/A	9.75	5/1/2026	731,359
731,359	98620 – Lakeview Real Estate Fund, LLC[3],5	N/A	9.75	5/1/2026	731,359
1,176,859	98721 – Cadous, LLC[6]	N/A	10.00	10/1/2025	1,176,859
3,997,500	98834 – 1770 Bay Blvd., LLC[6]	N/A	10.13	1/1/2026	3,997,500

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Consolidated Schedule of Investments (Continued) December 31, 2024
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
2,835,000	99422 – 524 Seaward Rd Development, LLC[6]	N/A	10.06	12/1/2025	$2,835,000
480,000	99956 – Mao Developers, LLC[5]	N/A	10.44	11/1/2025	480,000
1,298,076	100356 – NRM Group, LLC[5]	N/A	10.00	5/1/2026	1,298,076
818,486	100357 – NRM Group, LLC[5]	N/A	10.00	5/1/2026	818,486
2,122,134	100358 – NRM Group, LLC[5]	N/A	10.00	5/1/2026	2,122,134
818,486	100359 – NRM Group, LLC[5]	N/A	10.00	5/1/2026	818,486
250,971	100364 – Brilliant Funding, LLC[5]	N/A	10.00	7/1/2025	250,971
254,371	100369 – Brilliant Funding, LLC[5]	N/A	10.00	7/1/2025	254,371
252,671	100370 – Brilliant Funding, LLC[5]	N/A	10.00	7/1/2025	252,671
227,678	100371 – Brilliant Funding, LLC[5]	N/A	10.00	7/1/2025	227,678
782,272	100408 – HARING57, LLC[6]	N/A	10.00	6/1/2025	782,272
595,000	100937 – indiePlanet Global, LLC Series 4[6]	N/A	9.50	8/1/2025	595,000
631,400	100939 – indiePlanet Global, LLC Series 4[6]	N/A	9.69	8/1/2025	631,400
1,162,283	101115 – MSR Starglide Canterbury Homes, LLC[6]	N/A	9.19	8/1/2025	1,162,283
2,190,002	101221 – USA Luxury Developer II, Inc.[6]	N/A	10.00	12/1/2025	2,190,002
102,313	101227 – Rhoi Properties, Inc[5]	N/A	10.00	1/1/2026	102,313
261,262	101246 – White Sand Real Estate Solutions, LLC[6]	N/A	10.25	2/1/2026	261,262
302,006	101248 – White Sand Real Estate Solutions, LLC[6]	N/A	10.25	2/1/2026	302,006
1,216,187	101808 – Educate Capital, LLC[6]	N/A	10.00	12/1/2025	1,216,187
668,254	101873 – Valentin Construction & Development, LLC[6]	N/A	9.94	7/1/2026	668,254
618,489	102093 – Danva Prosper Fontanarosa Homes, LLC[5]	N/A	10.00	6/1/2026	618,489
794,339	102094 – Danva Prosper Fontanarosa Homes, LLC[5]	N/A	10.00	6/1/2026	794,339
785,748	102095 – Danva Prosper Fontanarosa Homes, LLC[5]	N/A	10.00	6/1/2026	785,748
445,088	102096 – Danva Prosper Fontanarosa Homes, LLC[5]	N/A	10.00	6/1/2026	445,088
807,661	102097 – Danva Prosper Fontanarosa Homes, LLC[5]	N/A	10.00	6/1/2026	807,661
1,544,500	102126 – 19142 Keswick St., LLC[6]	N/A	10.06	1/1/2026	1,544,500
748,000	102137 – Gill Development, LLC[6]	N/A	9.75	1/1/2026	748,000
51,375	102535 – TRMF & Associates, LLC[5]	N/A	10.13	12/1/2025	51,375
250,000	102696 – 4798 NE 2nd Ave., LLC[5]	N/A	9.56	7/1/2026	250,000
250,000	102697 – 4798 NE 2nd Ave., LLC[5]	N/A	10.00	7/1/2026	250,000
250,000	102698 – 4798 NE 2nd Ave., LLC[5]	N/A	10.00	7/1/2026	250,000
206,318	103728 – Barcel LLC[5]	N/A	9.88	1/1/2026	206,318
803,774	103771 – Rhino Homes, LLC[6]	N/A	10.07	1/1/2026	803,774
908,427	103772 – Rhino Homes, LLC[6]	N/A	10.07	1/1/2026	908,427
834,895	103778 – Erin Maher[6]	N/A	10.13	1/1/2026	834,895
213,153	103790 – Winner Participations, LLC[5]	N/A	9.69	7/1/2026	213,153
54,998	103980 – KPI Equity Holdings I, LLC[6]	N/A	9.69	2/1/2026	54,998
1,944,249	104480 – Elmer Avenue, LLC[6]	N/A	9.81	2/1/2026	1,944,249
834,849	105003 – 43 Westwood, LLC[5]	N/A	9.81	8/1/2026	834,849
923,375	105004 – 43 Westwood, LLC[5]	N/A	9.81	8/1/2026	923,375
See accompanying Notes to the Consolidated Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Consolidated Schedule of Investments (Continued) December 31, 2024
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
902,034	105005 – 43 Westwood, LLC[5]	N/A	9.81	8/1/2026	$902,034
884,220	105006 – 43 Westwood, LLC[5]	N/A	9.81	8/1/2026	884,220
1,574,068	105178 – Efrain Hendy Zaga and Denisse Esquenazi Opatowski[6]	N/A	9.25	8/1/2026	1,574,068
3,000,000	105237 – 10037 Valley Spring, LLC[6]	N/A	9.00	2/1/2026	3,000,000
977,826	105243 – GT Three, LLC[5]	N/A	9.62	8/1/2025	977,826
1,268,889	105261 – SeaScape Homes, LLC[6]	N/A	9.00	4/1/2026	1,268,889
1,235,000	105366 – Rhino Homes, LLC[6]	N/A	9.50	2/1/2026	1,235,000
259,000	105459 – Oleduga, LLC[6]	N/A	9.63	8/1/2026	259,000
97,325	105879 – Columbia Real Estate Group, LLC[6]	N/A	9.88	2/1/2026	97,325
2,100,000	105880 – B Cove Investments, LLC[6]	N/A	9.13	3/1/2026	2,100,000
299,464	106039 – Moonlighting Property Investment, LLC[6]	N/A	9.94	2/1/2026	299,464
384,592	107094 – Grande Vita Homes, LLC[5]	N/A	9.43	2/1/2026	384,592
358,000	107180 – 902 8th St., LLC[5]	N/A	9.50	2/1/2026	358,000
142,671	107654 – Cardinal Capital Investment Group, LLC[6]	N/A	9.00	10/1/2025	142,671
1,399,000	107836 – Mahi Mahi 935, LLC[6]	N/A	9.50	3/1/2026	1,399,000
119,098	107844 – Keys of Tomorrow, LLC[6]	N/A	9.06	3/1/2026	119,098
119,098	107845 – Keys of Tomorrow, LLC[6]	N/A	9.06	3/1/2026	119,098
102,850	107997 – Mercado Rodriguez, LLC[5]	N/A	9.38	3/1/2026	102,850
907,593	108167 – Lime Builders, LLC[6]	N/A	9.00	10/1/2026	907,593
1,159,063	108184 – Osprey Ocean, LLC[5]	N/A	9.18	6/1/2026	1,159,063
2,034,250	108252 – Hurricane Construction, Inc[6]	N/A	9.00	11/1/2025	2,034,250
534,900	108299 – WTM Construction Inc.[6]	N/A	8.90	4/1/2026	534,900
529,850	108301 – WTM Construction Inc.[6]	N/A	9.00	4/1/2026	529,850
409,560	108386 – Better Home Builders, LLC[6]	N/A	9.00	4/1/2026	409,560
746,765	108767 – 2717 NE 29th Street, LLC[5]	N/A	8.90	4/1/2026	746,765
1,976,000	108872 – Addison Hesby, LLC[5]	N/A	8.87	3/1/2026	1,976,000
54,812	109030 – VLC Construction & Design, LLC[6]	N/A	9.19	4/1/2026	54,812
389,270	109196 – Nexo Investors, LLC[6]	N/A	9.00	5/1/2026	389,270
124,780	109339 – Scott Springs Assets, LLC[6]	N/A	9.19	5/1/2026	124,780
970,000	109398 – 1515 Blake, LLC[6]	N/A	9.00	5/1/2026	970,000
970,000	109399 – 1515 Blake, LLC[6]	N/A	9.00	5/1/2026	970,000
168,000	109696 – Loma Alta 10, LLC[5]	N/A	9.68	6/1/2026	168,000
168,000	109697 – Loma Alta 10, LLC[5]	N/A	9.68	6/1/2026	168,000
168,000	109703 – Loma Alta 10, LLC[5]	N/A	9.68	6/1/2026	168,000
168,000	109704 – Loma Alta 10, LLC[5]	N/A	9.68	6/1/2026	168,000
832,500	109798 – JH1 Realty Inc[6]	N/A	8.90	10/1/2025	832,500
313,600	109835 – Gramm Ventures, LLC[6]	N/A	9.13	11/1/2025	313,600
312,900	109837 – Gramm Ventures, LLC[6]	N/A	9.13	11/1/2025	312,900
419,443	109851 – E&S General Solutions, LLC[6]	N/A	9.00	4/1/2026	419,443
2,295,000	110150 – Black Marlin Group, LLC[5]	N/A	8.90	4/1/2026	2,295,000
1,578,715	110465 – TJR Development Inc.[5]	N/A	9.06	6/1/2026	1,578,715
540,000	110811 – 8935 Froude Ave, LLC[5]	N/A	9.12	12/1/2026	540,000
996,427	110815 – DaVinci Development, LLC[5]	N/A	9.56	5/1/2026	996,427
739,494	111076 – Twenty, LLC[5]	N/A	9.06	5/1/2026	739,494

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Consolidated Schedule of Investments (Continued) December 31, 2024
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
485,718	111108 – Vesta Investments, LLC[6]	N/A	9.00	5/1/2026	$485,718
552,370	111141 – Estela Specs 7, LLC[6]	N/A	9.19	5/1/2026	552,370
164,327	111801 – Ronpache Investments and Trade, LLC[5]	N/A	9.18	6/1/2026	164,327
1,044,849	111834 – Red Cedar Development, LLC[5]	N/A	8.87	11/1/2026	1,044,849
2,192,500	111866 – Colfax District, LLC[5]	N/A	8.87	6/1/2026	2,192,500
345,000	111941 – 2k Development, LLC[5]	N/A	9.25	6/1/2026	345,000
397,100	112280 – Ohana Ely, LLC[5]	N/A	8.87	5/1/2026	397,100
2,211,464	112350 – JH1 Realty Inc.[5]	N/A	8.87	12/1/2025	2,211,464
942,667	112558 – 44th Ave Developers, LLC[5]	N/A	8.87	5/1/2026	942,667
1,077,333	112559 – 44th Ave Developers, LLC[5]	N/A	8.87	5/1/2026	1,077,333
1,163,458	112598 – Villa Bello At Zona, LLC[5]	N/A	9.12	12/1/2026	1,163,458
1,219,878	112599 – Villa Bello At Zona, LLC[5]	N/A	9.12	12/1/2026	1,219,878
42,000	112724 – Mosin Properties, LLC[5]	N/A	9.25	12/1/2025	42,000
1,064,000	113657 – Assemble Capital Manager, LLC[5]	N/A	8.87	12/1/2025	1,064,000
300,595	113811 – Florida Smart Investment, LLC[5]	N/A	8.87	6/1/2026	300,595
					105,779,060
	Townhouse — 8.2%
1,579,000	102607 – 158 & 160 Eckerson, LLC[6]	N/A	9.06	4/1/2026	1,579,000
965,000	102608 – 158 & 160 Eckerson, LLC[6]	N/A	9.06	4/1/2026	965,000
1,052,642	104447 – Watermark Homes, LLC[6]	N/A	9.25	10/1/2025	1,052,642
1,752,676	105238 – MSR 59 Ridge Homes, LLC[6]	N/A	9.50	5/1/2025	1,752,676
1,801,367	105241 – MSR 59 Ridge Homes, LLC[6]	N/A	9.56	5/1/2025	1,801,367
1,627,968	105242 – MSR 59 Ridge Homes, LLC[6]	N/A	9.56	5/1/2025	1,627,968
2,965,000	105463 – NoHo 37, LLC[6]	N/A	9.50	12/1/2025	2,965,000
2,075,000	105464 – NoHo 37, LLC[6]	N/A	9.50	12/1/2025	2,075,000
2,300,000	105465 – NoHo 37, LLC[6]	N/A	9.50	12/1/2025	2,300,000
1,514,011	107982 – Nextgen Eaglerock 13, LLC[6]	N/A	9.00	4/1/2026	1,514,011
1,555,301	107983 – Nextgen Eaglerock 13, LLC[6]	N/A	9.00	4/1/2026	1,555,301
2,232,961	107986 – Nextgen Eaglerock 13, LLC[6]	N/A	9.00	4/1/2026	2,232,961
1,278,649	108402 – Eagle Rock 17, LLC[6]	N/A	9.57	5/1/2026	1,278,649
1,278,650	108405 – Eagle Rock 17, LLC[6]	N/A	9.57	5/1/2026	1,278,650
942,235	108408 – Eagle Rock 17, LLC[6]	N/A	9.57	5/1/2026	942,235
1,627,500	108411 – TruWest, LLC[6]	N/A	9.00	11/1/2025	1,627,500
					26,547,960
	Total Real Estate Mortgages (Cost $254,091,791)				254,091,791

	Total Commercial Real Estate (Cost $470,874,540)				470,874,540

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Consolidated Schedule of Investments (Continued) December 31, 2024
Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	Short-term Investments — 10.1%
	Money Market Funds — 10.1%
32,742,745	Fidelity US Government Fund, 4.19%[7]				$32,742,745
	Total Short-term Investments (Cost $32,742,745)				32,742,745

	Total Investments (Cost $503,617,285) — 155.3%				$503,617,285
	Liabilities in excess of other assets – (55.3%)				(179,430,488)
	Net Assets — 100%				$324,186,797

LLC — Limited Liability Company

LP — Limited Partnership

SOFR — 1-Month Term Secured Overnight Financing Rate

1       All Commercial Real Estate investments are restricted securities. The total value of these securities is $470,874,540, which represents 145.2% of total net assets of the Fund.

2       All Commercial Real Estate investments are Level 3 securities fair valued using significant unobservable inputs.

3       Floating rate security.

4       Coupon rate consists of 8% cash and 4% payment-in-kind. Payment-in-kind interest is generally paid by issuing additional par/shares of the security rather than paying in cash.

5       These investments have been pledged as collateral according to a master repurchase facility.

6       These investments have been pledged as collateral according to a collateralized loan obligation.

7       Represents the 7-day effective yield as of December 31, 2024.

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Consolidated Summary of Investments (Unaudited) December 31, 2024
Security Type	Percent of Total Net Assets
Commercial Real Estate
Participation Notes	66.8%
Real Estate Mortgages	78.4%
Total Commercial Real Estate	145.2%
Short-term Investments	10.1%
Total Investments	155.3%
Other assets in excess of liabilities	-55.3%
Net Assets	100.0%
Property Type	Percent of Total Net Assets
Participation Notes
Condominium Development	5.6%
Hospitality	8.1%
Industrial	2.6%
Mixed Use Development	29.7%
Multifamily	12.2%
Office	1.2%
Predevelopment	5.9%
Single Family	1.2%
Single Family/Multifamily	0.3%
Total Participation Notes	66.8%

Real Estate Mortgages
2-4 Units	18.9%
Condominium Development	7.8%
Multifamily	10.9%
Single Family	32.6%
Townhouse	8.2%
Total Real Estate Mortgages	78.4%
Total Short-term Investments	10.1%
Total Investments	155.3%
Other assets in excess of liabilities	-55.3%
Net Assets	100.0%

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Consolidated Statement of Assets and Liabilities As of December 31, 2024
Assets:
Unaffiliated investments, at fair value (cost $470,874,540)	$470,874,540
Short-term investments, at fair value (cost $32,742,745)	32,742,745
Restricted cash held for CLO note	17,796,946
Cash	4,039,797
Receivables:
Fund shares sold	725,160
Dividends and interest	7,562,567
Prepaid expenses	255,267
Total assets	533,997,022

Liabilities:
Payable for CLO note (Note 13)	125,000,000
Master repurchase agreement (Note 12)	82,338,402
Payable for interest expense on CLO note	830,147
Payable for investment management fees	801,385
Payable for interest expense on master repurchase agreement	475,106
Payable for audit and tax fees	195,000
Payable for legal fees	55,000
Payable for fund accounting and administration fees	49,593
Payable for other accrued expenses	33,092
Payable for transfer agent fees	24,900
Payable for custody fees	7,600
Total liabilities	209,810,225
Commitments and contingencies (Note 10)

Net Assets	$324,186,797

Components of Net Assets:
Paid-in capital (unlimited shares authorized, no par value)	$324,211,789
Total distributable earnings	(24,992)
Net Assets	$324,186,797

Shares of beneficial interest issued and outstanding	12,930,785
Net asset value per share	$25.07

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Consolidated Statement of Operations For the Year Ended December 31, 2024
Investment income:
Interest	$32,701,119
Total investment income	32,701,119

Expenses:
Advisory fees (Note 4)	5,623,362
Interest expense on master repurchase agreement (Note 12)	4,476,746
Interest expense on CLO note (Note 13)	830,147
Brokerage fees	595,644
Legal fees	355,192
Fund accounting and administration fees	239,963
Audit and tax fees	188,815
Loan origination fees	188,681
Miscellaneous fees	146,403
Transfer agent fees	143,871
Custody fees (Note 5)	59,805
Registration fees	56,693
Chief Compliance & Financial Officer fees	45,708
Trustees’ fees	39,000
Shareholder reporting fees	32,493
Insurance fees	19,906
Total expenses	13,042,429
Expense reductions (Note 5)	(8,567)
Net expenses	13,033,862
Net investment income	19,667,257
Net change in unrealized depreciation on investments:	(2,820)
Net Increase in Net Assets from Operations	$19,664,437

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Consolidated Statements of Changes in Net Assets
	For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$19,667,257	$4,276,563
Net change in unrealized appreciation (depreciation) on investments	(2,820)	2,820
Net increase in net assets resulting from operations	19,664,437	4,279,383

Distributions to Shareholders:
From net investment income	(19,692,967)	(4,275,845)
Total distributions to shareholders	(19,692,967)	(4,275,845)

Capital Transactions:
Net proceeds from shares sold	152,635,160	208,435,994
Reinvestment of distributions	6,352,569	1,686,088
Cost of shares redeemed	(32,726,143)	(12,271,879)
Net increase in net assets from capital transactions	126,261,586	197,850,203

Total increase in net assets	126,233,056	197,853,741

Net Assets:
Beginning of year	197,953,741	100,000 (2)
End of year	$324,186,797	$197,953,741

Capital Share Transactions:
Shares sold	6,071,918	8,329,511
Shares reinvested	253,523	67,358
Shares redeemed	(1,302,800)	(488,725)
Net increase in capital share transactions	5,022,641	7,908,144

____________

(1)    Reflects operations for the period from June 26, 2023 (commencement of operations) to December 31, 2023. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

(2)    Redwood Investment Management, LLC (the “Investment Manager”) made the initial share purchase of $100,000 on April 21, 2023. The total initial share purchase of $100,000 included 4,000 shares which were purchased at $25.00 per share.

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Consolidated Statement of Cash Flows For the Year Ended December 31, 2024
Cash flows used in operating activities:
Net increase in net assets from operations	$19,664,437

Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(454,319,477)
Sales of investments	139,596,101
Return of capital dividends received	(2,820)
Net change in unrealized depreciation on investments	2,820
Change in short-term investments, net	7,249,314

Change in assets and liabilities:
(Increase) in assets:
Interest	(5,406,683)
Prepaid expenses	(132,961)
Increase/(Decrease) in liabilities:
Investment management fees	515,163
Audit and tax fees	20,000
Custody fees	6,600
Transfer agent fees	900
Fund accounting and administration fees	16,117
Trustees’ fees	(3,000)
Other accrued expenses	24,154
Legal fees	24,612
Interest CLO note	830,147
Interest master repurchase agreement	475,106
Net cash used in operating activities	(291,439,470)

Cash flows provided by financing activities:
Proceeds from shares sold, net of receivable for fund shares sold	152,004,352
Cost of shares repurchased, net of redemption fees	(32,726,143)
Distributions paid to shareholders, net of reinvestments	(13,340,398)
Proceeds due to master repurchase agreement	82,338,402
Proceeds due to CLO note	125,000,000
Net cash provided by financing activities	313,276,213

Net Increase in Cash	21,836,743

Cash and restricted cash, beginning of year(1)	—
Cash and restricted cash, end of year(2)	21,836,743

Supplemental disclosure of non-cash financing activity:
Reinvestment of distributions	6,352,569

Supplemental disclosure of cash activity:
Interest paid on borrowings	4,001,640

____________

(1)    Includes $0 of restricted cash held for the CLO note (Note 13).

(2)    Includes $17,796,946 of restricted cash held for CLO note (Note 13).

See accompanying Notes to the Consolidated Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Consolidated Financial Highlights

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(1)
Net asset value, beginning of year	$25.03	$25.00	(2)

Income from Investment Operations:
Net investment income(3)	1.95	0.73
Net realized and unrealized gain (loss)	0.01	(0.09)
Total from investment operations	1.96	0.64

Less Distributions:
From net investment income	(1.92)	(0.61)
Total distributions	(1.92)	(0.61)
Net asset value, end of year	$25.07	$25.03

Total return(4)	8.09%	2.60	%(5)

Ratios and Supplemental Data:
Net assets, end of year (in thousands)	$324,187	$197,954

Ratio of expenses to average net assets before expense reductions	5.14%	2.43	%(6)
Ratio of expenses to average net assets after expense reductions	5.14%	2.42	%(6)
Ratio of net investment income to average net assets before expense reductions	7.76%	5.64	%(6)
Ratio of net investment income to average net assets after expense reductions	7.76%	5.64	%(6)

Portfolio turnover rate	50%	18	%(5)

Senior Securities:
Total Borrowings (000s)	$125,000	$—
Asset coverage per $1,000 unit of senior indebtedness(7)	3,593	—
Asset ratio coverage of senior securities	359%	0%

____________

(1)    Reflects operations for the period from June 26, 2023 (commencement of operations) to December 31, 2023. Prior to the commencement of operations date, the Fund had been inactive except for matters related to the Fund’s establishment, designation, and planned registration.

(2)    Redwood Investment Management, LLC (the “Investment Manager”) made the initial share purchase of $100,000 on April 21, 2023. The total initial share purchase of $100,000 included 4,000 shares which were purchased at $25.00 per share.

(3)    Based on average shares outstanding for the period.

(4)    Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period and reinvestment of all distributions during the period, if any.

(5)    Not annualized.

(6)    Annualized.

(7)    Calculated by subtracting the Fund’s total liabilities (not including borrowings) from the Fund’s total assets and dividing this by the total number of senior indebtedness units, where one unit equals $1,000 of senior indebtedness.
See accompanying Notes to the Consolidated Financial Statements.

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements December 31, 2024

1. Organization

Redwood Real Estate Income Fund (the “Fund”) was established as a Delaware statutory trust (the “Trust”) on December 19, 2022. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund operates as an interval fund pursuant to Rule 23c-3 of the 1940 Act, and has adopted a fundamental policy to conduct quarterly repurchase offers at net asset value (“NAV”). The Fund currently offers one share class, Class I Shares, and is authorized to offer an unlimited number of shares. On April 21, 2023, Redwood Investment Management, LLC (the “Investment Manager”) made an initial purchase of 4,000 shares for $100,000 at a $25.00 net asset value per share. The Fund commenced investment operations on June 26, 2023.

The Fund’s investment objective is to provide current income and preserve shareholders’ capital. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. commercial real estate-related income investments. For this purpose, commercial real estate-related income investments include U.S.-based (i.e., backed by real estate based in one of the fifty U.S. states): (i) real estate mortgages, (ii) participation notes of real estate mortgages, (iii) mezzanine debt, and (iv) lines of credit for commercial real estate-related investments and real estate-related investment entities, such as REITs. These investments may include but are not limited to senior mortgage loans, second lien mortgages, also known as junior or sub-ordinated debt, mezzanine loans, and participation interests in such mortgages or debt.

The Investment Manager serves as the Fund’s investment adviser and is registered with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Fund’s Board of Trustees (the “Board” or “Trustees”) has the overall responsibility for the management and supervision of the business operations of the Fund.

2. Significant accounting policies

Basis of presentation

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statement. The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Consolidation of Subsidiaries

On February 8, 2024, Naikan I SPV, LLC (“SPV 1”) was formed as a limited liability company, and is a wholly-owned subsidiary of the Fund. SPV 1 has entered into a Master Repurchase Agreement with Churchill MRA Funding I LLC (see Note 12) and the Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of SPV 1. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2024, total assets of SPV 1 were $122,554,298, or approximately 37.8% of the Fund’s total net assets.

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2024
2. Significant accounting policies – (Continued)

On November 4, 2024, CFIN 2024-1 Depositor LLC (“SPV 2 Depositor”) and CFIN 2024-1 Issuer LLC (“SPV 2 Issuer”) were formed as Delaware limited liability companies and are wholly-owned subsidiaries of the Fund. These special-purpose vehicles (SPVs) were established to facilitate a securitization transaction in connection with the Fund’s mortgage-backed investments.

SPV 2 Depositor serves as the transferor of assets into the securitization structure, acquiring mortgage-related assets and subsequently transferring them to SPV 2 Issuer. SPV 2 Issuer, in turn, issues structured debt securities under an Indenture dated November 27, 2024, between SPV 2 Issuer and UMB Bank, National Association, as indenture trustee. The issuance of these collateralized loan obligations (“CLOs”) is designed to provide financing for the Fund’s portfolio while optimizing borrowing costs. SPV 2 Issuer is structured as a bankruptcy-remote entity and operates in accordance with its governing transaction documents.

The Fund’s Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows, and Consolidated Financial Highlights include the accounts of both SPV 2 Depositor and SPV 2 Issuer. All inter-company accounts and transactions between the Fund and these subsidiaries have been eliminated in the consolidation.

As of December 31, 2024, total assets of SPV 2 Depositor and SPV 2 Issuer were $153,374,236, representing approximately 47.3% of the Fund’s total net assets.

Use of estimates

The preparation of the financial statement in accordance with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Income recognition and expenses

Interest income is recognized on an accrual basis as earned. Dividend income is recorded on the ex-dividend date. Expenses are recognized on an accrual basis as incurred. The Fund bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board.

Investment transactions

Investment transactions are accounted for on a trade date basis. Cost of securities sold, and the related realized gains and losses are determined based on the specific identification method, generally using the highest cost basis, for financial reporting.

Federal income taxes

The Fund has elected to be taxed as a real estate investment trust (“REIT”). The Fund’s qualification and taxation as a REIT depend upon the Fund’s ability to meet on a continuing basis, through actual operating results, certain qualification tests set forth in the U.S. federal tax laws. Those qualification tests involve the percentage of income that the Fund earns from specified sources, the percentage of the

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2024
2. Significant accounting policies – (Continued)

Fund’s assets that falls within specified categories, the diversity of the ownership of the Fund’s shares, and the percentage of the Fund’s taxable income that the Fund distributes. No assurance can be given that the Fund will in fact satisfy such requirements for any taxable year. Provided that the Fund qualifies as a REIT, generally the Fund will be entitled to a deduction for dividends that the Fund pays and therefore will not be subject to U.S. federal corporate income tax on the Fund’s net taxable income that is currently distributed to the Fund’s shareholders. In general, the income that the Fund generates, to the extent declared as a dividend and subsequently paid to its shareholders, is taxed only at the shareholder level.

Distribution to shareholders

Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. For tax purposes, a distribution that for purposes of GAAP is composed of return of capital and net investment income may be subsequently re-characterized to also include capital gains. Shareholders will be informed of the tax characteristics of the distributions after the close of the 2024 fiscal year.

Investment valuation

The Fund’s net asset value (“NAV”) is calculated following the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading, which does not include weekends and customary holidays, and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board. NAV per share is calculated by dividing the value of all of the securities and other assets of the Fund, less the liabilities (including accrued expenses and indebtedness), and the aggregate liquidation value of any outstanding preferred stock, by the total number of common shares outstanding.

The Fund’s Board oversees the valuation of the Fund’s investments on behalf of the Fund. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”) and designated the Fund’s Investment Manager as its valuation designee (“Valuation Designee”). The Valuation Procedures provide that the Fund will value its investments at fair value.

The Valuation Procedures provide that the Fund will value its investments at fair value. The Board has delegated the day to day responsibility for determining these fair values in accordance with the policies it has approved to the Investment Manager. The Investment Manager’s Valuation Committee (the “Valuation Committee”) will oversee the valuation of the Fund’s investments on behalf of the Fund. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly.

Short-term securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers’ acceptances and obligations of domestic and foreign banks, with maturities of 60 days or less, for which reliable market quotations are readily available shall each be valued at current market quotations as provided by an independent pricing service or principal market maker.

Fixed income securities (other than the short-term securities as described above) shall be valued by (a) using readily available market quotations based upon the last updated sale price or a market value from an approved pricing service generated by a pricing matrix based upon yield data for

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2024
2. Significant accounting policies – (Continued)

securities with similar characteristics or (b) by obtaining a direct written broker-dealer quotation from a dealer who has made a market in the security. If no price is obtained for a security in accordance with the foregoing, because either an external price is not readily available or such external price is believed by the Valuation Designee not to reflect the market value, the Valuation Committee will make a determination in good faith of the fair value of the security in accordance with the Valuation Procedures. In general, fair value represents a good faith approximation of the current value of an asset and will be used when there is no public market or possibly no market at all for the asset. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

In circumstances in which market quotations are not readily available or are deemed unreliable, or in the case of the valuation of private, direct investments, such investments may be valued as determined in good faith using methodologies approved by the Board. In these circumstances, the Valuation Designee determines fair value in a manner that seeks to reflect the market value of the security on the valuation date based on consideration by the Valuation Committee of any information or factors deemed appropriate. The Valuation Committee may engage third party valuation consultants on an as-needed basis to assist in determining fair value.

Fair valuation involves subjective judgments, and there is no single standard for determining the fair value of an investment. The fair value determined for an investment may differ materially from the value that could be realized upon the sale of the investment. Fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investment. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund. Non-material information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not be used to retroactively adjust the price of a security or the NAV determined earlier.

Borrowing, Use of Leverage

The Fund may leverage its investments through borrowings and structured financing arrangements, as described in Note 12, Master Repurchase Agreement, and Note 13, Collateralized Loan Obligation Financing. The use of leverage can enhance return potential but also increases risk.

The Fund utilizes reverse repurchase agreements and similar financing transactions, which it elects to treat as derivatives transactions under Rule 18f-4 of the Investment Company Act, as permitted. Specifically, the Fund has adopted a derivatives risk management program to oversee and mitigate risks associated with these transactions.

Separately, the Fund has issued collateralized loan obligations (“CLOs”) through a structured financing vehicle, which are classified as indebtedness for financial reporting and regulatory purposes. Unlike derivatives-based financing, the CLO structure represents a direct form of leverage, with obligations secured by mortgage-related assets and subject to the terms of the Indenture Agreement.

While leverage can enhance returns, it also amplifies risks, including credit risk, market volatility, and increased expenses. A decline in the value of leveraged assets may result in disproportionate losses to the Fund’s portfolio. Additionally, access to financing could be disrupted by market conditions, regulatory changes, or counterparty constraints, which may affect the Fund’s ability to maintain optimal leverage levels. The Fund is further exposed to counterparty risk, as transactions involve agreements with third parties whose financial stability and creditworthiness may not be independently assessed in a regulated market.

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2024
2. Significant accounting policies – (Continued)

Restricted cash

The Fund holds restricted cash as part of the indenture agreement for the CLO note. Restricted cash held is used as liquidity reserves to support interest and principal payments to Noteholders (Note 13).

Segment Reporting

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s Consolidated Financial Statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

3. Fair value disclosures

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•        Level 1 — Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund is able to access.

•        Level 2 — Valuations based on inputs, other than quoted prices included in Level 1 that are observable either directly or indirectly.

•        Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2024
3. Fair value disclosures – (Continued)

of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Valuation Designee in determining fair value is greatest for investments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to determine fair value of the Fund’s investments as of December 31, 2024:

		Fair Value Measurements at the End of the Reporting Period Using
Investments	Practical Expedient	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Security Type
Participation Notes	$—	$—	$—	$216,782,749	$216,782,749
Real Estate Mortgages	—	—	—	254,091,791	254,091,791
Short-Term Investments	—	32,742,745	—	—	32,742,745
Total	$—	$32,742,745	$—	$470,874,540	$503,617,285

The following table presents the changes in assets and transfers in and out which are classified in Level 3 of the fair value hierarchy for the year ended December 31, 2024:

	Beginning Balance as of January 1, 2024	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases or Conversions	Sales or Distributions	Net Realized Gain (Loss)	Return of Capital	Distributions	Change in net unrealized appreciation (depreciation)	Ending Balance as of December 31, 2024
Participation Notes	$142,351,164	$—	$—	$185,520,749	$(111,089,164)	$—	$2,820	$—	$(2,820)	$216,782,749
Real Estate Mortgages	—	—	—	282,598,728	(28,506,937)	—	—	—	—	254,091,791
	$142,351,164	$—	$—	$468,119,477	$(139,596,101)	$—	$2,820	$—	$(2,820)	$470,874,540

The change in net unrealized appreciation (depreciation) included in the Consolidated Statement of Operations attributable to Level 3 investments that were held as of December 31, 2024 is ($2,820).

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of December 31, 2024.

Type of Level 3 Investment	Fair Value as of December 31, 2024	Valuation Technique	Unobservable Inputs	Range of Inputs/(weighted average)	Impact to Valuation from an Increase in Input
Participation Notes	$216,782,749	Transaction Price	Not Applicable	Not Applicable	Not Applicable
Real Estate Mortgages	254,091,791	Transaction Price	Not Applicable	Not Applicable	Not Applicable
Total Level 3 Investments	$470,874,540

____________

*       Refer to the Schedule of Investment for industry classifications of individual securities.

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2024

4. Management and other agreements

The Fund has entered into an investment management agreement with the Investment Manager (the “Management Agreement”), pursuant to which the Investment Manager provides advisory and other services to the Fund. For its provision of advisory services to the Fund, the Fund pays the Investment Manager an investment management fee at an annual rate of 1.75% payable monthly in arrears, accrued daily based upon the Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Fund, including leverage, minus liabilities (other than debt representing leverage and any preferred stock that may be outstanding). For the year ended December 31, 2024, fees in the amount of $5,623,362 were incurred pursuant to the terms of the Management Agreement.

Certain officers and Trustees of the Trust are also officers of the Investment Manager.

PINE Advisors LLC provides Chief Compliance Officer (“CCO”) services to the Fund. Distribution Services, LLC serves as the Fund’s distributor (also known as the principal underwriter); UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator.

5. Custody credits

Under an agreement with the Fund’s custodian bank, $8,567 of custodian fees were paid by credits for cash balances during the year ended December 31, 2024. If not for the offset agreement, the assets could have been employed to produce income.

6. Capital share transactions

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of shares (“Shares”). The minimum initial investment in Class I Shares by any investor is $1,000. However, the Fund, in its sole discretion, may accept investments below this minimum with respect to Class I Shares.

Class I Shares are not subject to a sales charge. Shares will generally be offered for purchase on each business day at NAV per share, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

Pursuant to Rule 23c-3 under the 1940 Act, on a quarterly basis, the Fund will offer shareholders the option of redeeming Shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all shares outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of Shares not to exceed 2% of outstanding Shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the repurchase request deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than 100 shares and who tender all of their shares, before prorating other amounts tendered. In addition, the Fund may accept the total number of shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan.

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2024
6. Capital share transactions – (Continued)

During the year ended December 31, 2024, the Fund had the following repurchase offers:

Repurchase Offer Notice	Repurchase Request Deadline	Repurchase Pricing Date	Repurchase Offer Amount	% of Shares Repurchased	Number of Shares Repurchased
January 3, 2024	February 7, 2024	February 7, 2024	5.0%	3.9%	317,442
April 5, 2024	May 10, 2024	May 10, 2024	5.0%	2.5%	234,886
July 8, 2024	August 12, 2024	August 12, 2024	5.0%	5.6%	620,513
October 8, 2024	November 12, 2024	November 12, 2024	5.0%	1.1%	129,959

7. Investment transactions

Purchases and sales of investments, excluding short-term investments, for the year ended December 31, 2024 were $468,119,477 and $139,596,101, respectively.

8. Beneficial ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. The following table lists the significant Fund account holders as of December 31, 2024. Each company listed is an open-end management investment company and each is a series of the Two Roads Shared Trust. The Investment Manager provides investment management services for each series of the Two Roads Shared Trust.

Redwood Systematic Macro Trend Fund	8.82%
Redwood AlphaFactor Tactical International Fund	7.36%
Redwood Managed Municipal Income Fund	5.51%
Redwood Managed Volatility Fund	4.33%

9. Restricted securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Additional information on each restricted security held by the Fund on December 31, 2024 is as follows:

Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
3303 – 150 Lefferts Ave./55 East 21st Street	July 28, 2023	3,470,000	$3,470,000	$3,470,000	1.1%
3314 – VM Equities #3	July 28, 2023	1,103,220	1,103,220	1,103,220	0.3%
3320 – Howell Lendco, LLC	September 19, 2023	1,190,293	1,190,293	1,190,293	0.4%
3323 – 44 W 8 Capital, LLC & 44 W 8 SME, LLC	October 6, 2023	2,566,747	2,566,747	2,566,747	0.8%
3324 – Sarasota	September 29, 2023	10,377,692	10,377,692	10,377,692	3.2%

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2024
9. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
3326 – Elgny, LLC	October 6, 2023	1,000,000	$1,000,000	$1,000,000	0.3%
3330 – 3601 Parking, LLC & N Ocean Blvd, LLC	October 31, 2023	9,365,835	9,365,835	9,365,835	2.9%
3333 – McRopp New York Royal44, LLC	November 17, 2023	12,500,000	12,500,000	12,500,000	3.9%
3335 – Cromwell Inwood, LLC	November 27, 2023	1,300,000	1,300,000	1,300,000	0.4%
3340 – San Antonio Palo Alto, LLC	December 15, 2023	2,798,719	2,798,719	2,798,719	0.9%
3341 – Ferncroft, LLC	December 19, 2023	4,000,000	4,000,000	4,000,000	1.2%
3343 – 502 East 81st Street Development, LLC	December 22, 2023	1,101,973	1,101,973	1,101,973	0.3%
3344 – 1600 North 11, LLC	February 27, 2024	12,400,000	12,400,000	12,400,000	3.8%
3349 – Hillcrest Cedar Property Owner, LLC	January 5, 2024	6,590,000	6,590,000	6,590,000	2.0%
3350 – Sarasota Springs, LLC[3]	January 18, 2024	3,140,000	3,140,000	3,140,000	1.0%
3354 – L Island City, LLC	February 14, 2024	14,500,000	14,500,000	14,500,000	4.5%
3356 – GK West 47th, LLC	March 7, 2024	4,392,235	4,392,235	4,392,235	1.4%
3358 – 123 Speer Owner, LP	March 21, 2024	2,081,140	2,081,140	2,081,140	0.6%
3359 – Nalskihouse MT, LLC	April 1, 2024	4,000,000	4,000,000	4,000,000	1.2%
3360 – JC Roxy, LLC	April 1, 2024	3,500,000	3,500,000	3,500,000	1.1%
3368 – Carlisle New York Apartments, LLC	May 8, 2024	35,000,000	35,000,000	35,000,000	10.7%
3370 – 5W13 Owner, LLC	May 9, 2024	15,081,579	15,081,579	15,081,579	4.6%
3371 – NB Commons, LLC	May 10, 2024	11,500,000	11,500,000	11,500,000	3.5%
3372 – 3151 NF Owner, LLC	June 5, 2024	2,500,000	2,500,000	2,500,000	0.8%
3378 – Bancroft Cedar Property Owner, LLC	July 3, 2024	400,000	400,000	400,000	0.1%
3383 – Textor Family Holdings, LLC	July 29, 2024	2,900,220	2,900,220	2,900,220	0.9%
3386 – Gusmel, LLC	August 27, 2024	1,000,000	1,000,000	1,000,000	0.3%
3391 – ZDJ W 37, LLC	September 4, 2024	9,017,930	9,017,930	9,017,930	2.8%
3393 – Fortenberry Road Apt. Owners, LLC	September 11, 2024	2,000,000	2,000,000	2,000,000	0.6%
3394 – Sunnyvale Park Place & Commons	September 17, 2024	6,000,000	6,000,000	6,000,000	1.9%
3397 – 33 Alhambra Circle	September 20, 2024	2,900,000	2,900,000	2,900,000	0.9%
3398 – 305 Briny	September 27, 2024	773,223	773,223	773,223	0.2%
3399 – Malibu, LLC	October 31, 2024	3,855,980	3,855,980	3,855,980	1.2%
3403 – Nash Street Property Associates, LLC	December 11, 2024	3,455,205	3,455,205	3,455,205	1.1%
3407 – 57 Canton Place	December 23, 2024	4,551,494	4,551,494	4,551,494	1.4%
65308 – Rockland NY Equities, LLC	July 23, 2024	1,995,899	1,995,899	1,995,899	0.6%
82703 – Jan Art, LLC	July 23, 2024	1,000,000	1,000,000	1,000,000	0.3%
83824 – 2511 NW 25 Ave., LLC	May 16, 2024	1,182,665	1,182,665	1,182,665	0.4%

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2024
9. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
91530 – RRCAP-FA Blume Road, LLC3	April 23, 2024	1,242,866	$1,242,866	$1,242,866	0.4%
91574 – A5 International Properties, LLC	May 9, 2024	184,597	184,597	184,597	0.1%
91575 – A5 International Properties, LLC	May 9, 2024	184,923	184,923	184,923	0.1%
91576 – A5 International Properties, LLC	May 9, 2024	180,925	180,925	180,925	0.1%
91577 – A5 International Properties, LLC	May 9, 2024	122,079	122,079	122,079	0.0%
91578 – A5 International Properties, LLC	May 9, 2024	121,437	121,437	121,437	0.0%
92567 – BSD Drexel, LLC	April 23, 2024	1,638,800	1,638,800	1,638,800	0.5%
92804 – Dylan Mason Luxury Homes, LLC	June 3, 2024	877,576	877,576	877,576	0.3%
92842 – 14200 Old Cutler Rd, LLC	August 30, 2024	1,949,903	1,949,903	1,949,903	0.6%
94110 – A5 International Properties, LLC	May 9, 2024	39,283	39,283	39,283	0.0%
94111 – A5 International Properties, LLC	May 9, 2024	121,029	121,029	121,029	0.0%
94112 – A5 International Properties, LLC	May 9, 2024	125,114	125,114	125,114	0.0%
94113 – A5 International Properties, LLC	May 9, 2024	106,502	106,502	106,502	0.0%
94114 – A5 International Properties, LLC	May 9, 2024	33,811	33,811	33,811	0.0%
95799 – 4214 Bellaire Ave., LLC	May 16, 2024	1,921,398	1,921,398	1,921,398	0.6%
96228 – 10229 – 10233 Eton Avenue, LLC	April 23, 2024	1,453,310	1,453,310	1,453,310	0.4%
96229 – 10229 – 10233 Eton Avenue, LLC	April 23, 2024	1,442,465	1,442,465	1,442,465	0.4%
96483 – Affordable Housing Group LTD, LLC	June 3, 2024	1,112,886	1,112,886	1,112,886	0.3%
96752 – Rhino Homes, LLC	August 30, 2024	2,419,278	2,419,278	2,419,278	0.7%
96921 – 514 LA Flor, LLC	April 23, 2024	3,937,514	3,937,514	3,937,514	1.2%
97931 – 2316 PCDEV, LLC	June 21, 2024	2,991,258	2,991,258	2,991,258	0.9%
98104 – Desert Modern Development, LLC	June 3, 2024	1,259,667	1,259,667	1,259,667	0.4%
98258 – 1740 PCDEV, LLC	June 3, 2024	4,478,213	4,478,213	4,478,213	1.4%
98322 – 66 Line, LLC	May 9, 2024	840,000	840,000	840,000	0.3%
98617 – Lakeview Real Estate Fund, LLC	June 10, 2024	732,359	732,359	732,359	0.2%
98618 – Lakeview Real Estate Fund, LLC	June 10, 2024	578,359	578,359	578,359	0.2%

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2024
9. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
98619 – Lakeview Real Estate Fund, LLC	June 10, 2024	731,359	$731,359	$731,359	0.2%
98620 – Lakeview Real Estate Fund, LLC	June 10, 2024	731,359	731,359	731,359	0.2%
98721 – Cadous, LLC	June 10, 2024	1,176,859	1,176,859	1,176,859	0.4%
98767 – 426 E. 17th St., LLC	April 23, 2024	1,564,518	1,564,518	1,564,518	0.5%
98769 – 1292 Beauregard, LLC	June 10, 2024	1,342,730	1,342,730	1,342,730	0.4%
98771 – 1292 Beauregard, LLC	June 3, 2024	1,341,819	1,341,819	1,341,819	0.4%
98803 – Moon Equities, LLC	April 23, 2024	2,960,000	2,960,000	2,960,000	0.9%
98834 – 1770 Bay Blvd., LLC	June 10, 2024	3,997,500	3,997,500	3,997,500	1.2%
98934 – Cozy 185 Saint Philip Street, LLC	June 10, 2024	1,287,200	1,287,200	1,287,200	0.4%
98940 – Kosmos 4309, LLC	April 23, 2024	871,875	871,875	871,875	0.3%
99183 – 331 N. Olive St. Holding, LLC	May 9, 2024	1,411,151	1,411,151	1,411,151	0.4%
99191 – 2204 Conquista Ave. Holding, LLC	May 9, 2024	1,479,080	1,479,080	1,479,080	0.5%
99269 – 1688 Sunset Plaza Drive Partners, LLC	June 3, 2024	2,235,321	2,235,321	2,235,321	0.7%
99422 – 524 Seaward Rd. Development, LLC	May 16, 2024	2,835,000	2,835,000	2,835,000	0.9%
99956 – Mao Developers, LLC	May 9, 2024	480,000	480,000	480,000	0.2%
100356 – NRM Group, LLC	June 3, 2024	1,298,076	1,298,076	1,298,076	0.4%
100357 – NRM Group, LLC	June 3, 2024	818,486	818,486	818,486	0.3%
100358 – NRM Group, LLC	June 3, 2024	2,122,134	2,122,134	2,122,134	0.6%
100359 – NRM Group, LLC	June 3, 2024	818,486	818,486	818,486	0.2%
100364 – Brilliant Funding, LLC	June 21, 2024	250,971	250,971	250,971	0.1%
100369 – Brilliant Funding, LLC	June 21, 2024	254,371	254,371	254,371	0.1%
100370 – Brilliant Funding, LLC	June 21, 2024	252,671	252,671	252,671	0.1%
100371 – Brilliant Funding, LLC	June 21, 2024	227,678	227,678	227,678	0.1%
100388 – Nash Bami, LLC	June 10, 2024	3,920,000	3,920,000	3,920,000	1.2%
100408 – HARING57, LLC	June 10, 2024	782,272	782,272	782,272	0.2%
100597 – 2303 Delancey, LLC	June 3, 2024	3,465,000	3,465,000	3,465,000	1.1%
100619 – 252 E. 79th Street, LLC	June 3, 2024	2,069,958	2,069,958	2,069,958	0.6%
100937 – indiePlanet Global, LLC Series 4	August 2, 2024	595,000	595,000	595,000	0.2%
100939 – indiePlanet Global, LLC Series 4	August 2, 2024	631,400	631,400	631,400	0.2%
101115 – MSR Starglide Canterbury Homes, LLC	November 5, 2024	1,162,283	1,162,283	1,162,283	0.4%
101219 – ACE Jaynes, LLC	June 10, 2024	868,904	868,904	868,904	0.3%
101221 – USA Luxury Developer II, Inc.	June 21, 2024	2,190,002	2,190,002	2,190,002	0.7%
101227 – Rhoi Properties, Inc	July 23, 2024	102,313	102,313	102,313	0.0%

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2024
9. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
101246 – White Sand Real Estate Solutions, LLC	July 23, 2024	261,262	$261,262	$261,262	0.1%
101248 – White Sand Real Estate Solutions, LLC	July 23, 2024	302,006	302,006	302,006	0.1%
101296 – 5700 Clemson, LLC	June 21, 2024	3,469,113	3,469,113	3,469,113	1.1%
101753 – NRI Portfolios, LLC	June 10, 2024	660,000	660,000	660,000	0.2%
101808 – Educate Capital, LLC	June 21, 2024	1,216,187	1,216,187	1,216,187	0.4%
101873 – Valentin Construction & Development, LLC	July 23, 2024	668,254	668,254	668,254	0.2%
102031 – Delanson Realty Partners, LLC	June 10, 2024	1,801,182	1,801,182	1,801,182	0.6%
102044 – Lian 166 Washington, LLC	October 7, 2024	3,545,000	3,545,000	3,545,000	1.1%
102093 – Danva Prosper Fontanarosa Homes, LLC	June 10, 2024	618,489	618,489	618,489	0.2%
102094 – Danva Prosper Fontanarosa Homes, LLC	June 10, 2024	794,339	794,339	794,339	0.2%
102095 – Danva Prosper Fontanarosa Homes, LLC	June 10, 2024	785,748	785,748	785,748	0.2%
102096 – Danva Prosper Fontanarosa Homes, LLC	June 10, 2024	445,088	445,088	445,088	0.1%
102097 – Danva Prosper Fontanarosa Homes, LLC	June 10, 2024	807,661	807,661	807,661	0.2%
102111 – Westlake Mountainview, LLC	June 10, 2024	3,035,308	3,035,308	3,035,308	0.9%
102126 – 19142 Keswick St., LLC	June 21, 2024	1,544,500	1,544,500	1,544,500	0.5%
102137 – Gill Development, LLC	June 10, 2024	748,000	748,000	748,000	0.2%
102535 – TRMF & Associates, LLC	June 10, 2024	51,375	51,375	51,375	0.0%
102607 – 158 & 160 Eckerson, LLC	October 7, 2024	1,579,000	1,579,000	1,579,000	0.5%
102608 – 158 & 160 Eckerson, LLC	October 7, 2024	965,000	965,000	965,000	0.3%
102696 – 4798 NE 2nd Ave., LLC	August 2, 2024	250,000	250,000	250,000	0.1%
102697 – 4798 NE 2nd Ave., LLC	June 10, 2024	250,000	250,000	250,000	0.1%
102698 – 4798 NE 2nd Ave., LLC	June 10, 2024	250,000	250,000	250,000	0.1%
103728 – Barcel, LLC	July 23, 2024	206,318	206,318	206,318	0.1%
103771 – Rhino Homes, LLC	July 23, 2024	803,774	803,774	803,774	0.2%
103772 – Rhino Homes, LLC	July 23, 2024	908,427	908,427	908,427	0.3%
103778 – Erin Maher	June 21, 2024	834,895	834,895	834,895	0.3%
103790 – Winner Participations, LLC	August 2, 2024	213,153	213,153	213,153	0.1%
103980 – KPI Equity Holdings I, LLC	August 2, 2024	54,998	54,998	54,998	0.0%
104356 – RRCap – FA Shingletree, LLC[3]	July 5, 2024	4,741,821	4,741,821	4,741,821	1.5%
104357 – RRCap – FA Shingletree, LLC[3]	July 5, 2024	4,741,821	4,741,821	4,741,821	1.5%

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2024
9. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
104358 – RRCap – FA Shingletree, LLC[3]	July 5, 2024	4,741,821	$4,741,821	$4,741,821	1.5%
104359 – RRCap – FA Shingletree, LLC[3]	July 5, 2024	4,197,917	4,197,917	4,197,917	1.3%
104360 – RRCap – FA Shingletree, LLC[3]	July 5, 2024	4,570,253	4,570,253	4,570,253	1.4%
104361 – RRCap – FA Shingletree, LLC[3]	July 5, 2024	4,741,821	4,741,821	4,741,821	1.5%
104362 – RRCap – FA Shingletree, LLC[3]	July 5, 2024	3,825,580	3,825,580	3,825,580	1.2%
104363 – RRCap – FA Shingletree, LLC[3]	July 5, 2024	4,369,483	4,369,483	4,369,483	1.3%
104364 – RRCap – FA Shingletree, LLC[3]	July 5, 2024	4,369,483	4,369,483	4,369,483	1.3%
104447 – Watermark Homes, LLC	October 7, 2024	1,052,642	1,052,642	1,052,642	0.3%
104480 – Elmer Avenue, LLC	July 23, 2024	1,944,249	1,944,249	1,944,249	0.6%
104497 – RSBY Holdings, LLC	August 2, 2024	165,270	165,270	165,270	0.1%
104677 – Daest, LLC	July 23, 2024	785,000	785,000	785,000	0.2%
105003 – 43 Westwood, LLC	August 30, 2024	834,849	834,849	834,849	0.3%
105004 – 43 Westwood, LLC	August 30, 2024	923,375	923,375	923,375	0.3%
105005 – 43 Westwood, LLC	August 30, 2024	902,034	902,034	902,034	0.3%
105006 – 43 Westwood, LLC	August 30, 2024	884,220	884,220	884,220	0.3%
105178 – Efrain Hendy Zaga and Denisse Esquenazi Opatowski	July 23, 2024	1,574,068	1,574,068	1,574,068	0.5%
105237 – 10037 Valley Spring, LLC	August 2, 2024	3,000,000	3,000,000	3,000,000	0.9%
105238 – MSR 59 Ridge Homes, LLC	August 2, 2024	1,752,676	1,752,676	1,752,676	0.5%
105241 – MSR 59 Ridge Homes, LLC	August 2, 2024	1,801,367	1,801,367	1,801,367	0.6%
105242 – MSR 59 Ridge Homes, LLC	August 2, 2024	1,627,968	1,627,968	1,627,968	0.5%
105243 – GT Three, LLC	December 11, 2024	977,826	977,826	977,826	0.3%
105261 – SeaScape Homes, LLC	October 7, 2024	1,268,889	1,268,889	1,268,889	0.4%
105366 – Rhino Homes, LLC	July 23, 2024	1,235,000	1,235,000	1,235,000	0.4%
105459 – Oleduga, LLC	August 2, 2024	259,000	259,000	259,000	0.1%
105463 – NoHo 37, LLC	August 30, 2024	2,965,000	2,965,000	2,965,000	0.9%
105464 – NoHo 37, LLC	August 30, 2024	2,075,000	2,075,000	2,075,000	0.6%
105465 – NoHo 37, LLC	August 30, 2024	2,300,000	2,300,000	2,300,000	0.7%
105879 – Columbia Real Estate Group, LLC	August 2, 2024	97,325	97,325	97,325	0.0%
105880 – B Cove Investments, LLC	September 12, 2024	2,100,000	2,100,000	2,100,000	0.6%
106039 – Moonlighting Property Investment, LLC	July 23, 2024	299,464	299,464	299,464	0.1%
106533 – Eagle OZB I, LP	September 12, 2024	780,000	780,000	780,000	0.2%
106536 – Eagle OZB I, LP	September 12, 2024	780,000	780,000	780,000	0.2%
106538 – Eagle OZB I, LP	September 12, 2024	780,000	780,000	780,000	0.2%
106767 – Torre Projects, LLC	August 2, 2024	286,148	286,148	286,148	0.1%
106918 – HLPG 406 Midwood, LLC	October 7, 2024	2,778,600	2,778,600	2,778,600	0.9%

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2024
9. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
107081 – Abode Multifamily Opportunity Fund I LLC,	August 30, 2024	1,387,000	$1,387,000	$1,387,000	0.4%
107094 – Grande Vita Homes, LLC	December 11, 2024	384,592	384,592	384,592	0.1%
107180 – 902 8th St., LLC	August 30, 2024	358,000	358,000	358,000	0.1%
107595 – Dolphin Shores Investments, LLC	November 5, 2024	1,286,190	1,286,190	1,286,190	0.4%
107654 – Cardinal Capital Investment Group, LLC	November 5, 2024	142,671	142,671	142,671	0.0%
107836 – Mahi Mahi 935, LLC	August 30, 2024	1,399,000	1,399,000	1,399,000	0.4%
107844 – Keys of Tomorrow, LLC	October 7, 2024	119,098	119,098	119,098	0.0%
107845 – Keys of Tomorrow, LLC	October 7, 2024	119,098	119,098	119,098	0.0%
107891 – 10225 Investments, LLC	December 11, 2024	46,805	46,805	46,805	0.0%
107982 – Nextgen Eaglerock 13, LLC	October 7, 2024	1,514,011	1,514,011	1,514,011	0.5%
107983 – Nextgen Eaglerock 13, LLC	October 7, 2024	1,555,301	1,555,301	1,555,301	0.5%
107986 – Nextgen Eaglerock 13, LLC	October 7, 2024	2,232,961	2,232,961	2,232,961	0.7%
107997 – Mercado Rodriguez, LLC	September 12, 2024	102,850	102,850	102,850	0.0%
108167 – Lime Builders, LLC	October 7, 2024	907,593	907,593	907,593	0.3%
108184 – Osprey Ocean, LLC	December 11, 2024	1,159,063	1,159,063	1,159,063	0.4%
108252 – Hurricane Construction, Inc	November 5, 2024	2,034,250	2,034,250	2,034,250	0.6%
108299 – WTM Construction Inc.	October 7, 2024	534,900	534,900	534,900	0.2%
108301 – WTM Construction Inc.	October 7, 2024	529,850	529,850	529,850	0.2%
108386 – Better Home Builders, LLC	October 7, 2024	409,560	409,560	409,560	0.1%
108402 – Eagle Rock 17, LLC	November 5, 2024	1,278,649	1,278,649	1,278,649	0.4%
108405 – Eagle Rock 17, LLC	November 5, 2024	1,278,650	1,278,650	1,278,650	0.4%
108408 – Eagle Rock 17, LLC	November 5, 2024	942,235	942,235	942,235	0.3%
108411 – TruWest, LLC	November 5, 2024	1,627,500	1,627,500	1,627,500	0.5%
108427 – Serg Housing Development, LLC	September 12, 2024	2,450,000	2,450,000	2,450,000	0.8%
108767 – 2717 NE 29th Street, LLC	October 7, 2024	746,765	746,765	746,765	0.2%
108769 – TRG Inglewood, LLC	October 7, 2024	3,609,000	3,609,000	3,609,000	1.1%
108872 – Addison Hesby, LLC	December 11, 2024	1,976,000	1,976,000	1,976,000	0.6%
109030 – VLC Construction & Design, LLC	October 7, 2024	54,812	54,812	54,812	0.0%
109192 – BV Homes, LLC	October 7, 2024	1,147,630	1,147,630	1,147,630	0.3%
109196 – Nexo Investors, LLC	November 5, 2024	389,270	389,270	389,270	0.1%
109322 – 3A Parc, LLC	October 7, 2024	2,027,000	2,027,000	2,027,000	0.6%
109339 – Scott Springs Assets, LLC	November 5, 2024	124,780	124,780	124,780	0.0%
109398 – 1515 Blake, LLC	November 5, 2024	970,000	970,000	970,000	0.3%
109399 – 1515 Blake, LLC	November 5, 2024	970,000	970,000	970,000	0.3%
109696 – Loma Alta 10, LLC	December 11, 2024	168,000	168,000	168,000	0.1%
109697 – Loma Alta 10, LLC	December 11, 2024	168,000	168,000	168,000	0.1%
109703 – Loma Alta 10, LLC	December 11, 2024	168,000	168,000	168,000	0.1%
109704 – Loma Alta 10, LLC	December 11, 2024	168,000	168,000	168,000	0.1%

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2024
9. Restricted securities – (Continued)
Security	Initial Acquisition Date	Principal Amount	Cost	Fair Value	% of Net Assets
109798 – JH1 Realty Inc	October 7, 2024	832,500	$832,500	$832,500	0.3%
109835 – Gramm Ventures, LLC	November 5, 2024	313,600	313,600	313,600	0.1%
109837 – Gramm Ventures, LLC	November 5, 2024	312,900	312,900	312,900	0.1%
109851 – E&S General Solutions, LLC	November 5, 2024	419,443	419,443	419,443	0.1%
110003 – 791 Crandon Holding 707, LLC	October 7, 2024	3,000,000	3,000,000	3,000,000	0.9%
110011 – Dolphin Shores Investments, LLC	November 5, 2024	1,538,130	1,538,130	1,538,130	0.5%
110150 – Black Marlin Group, LLC	October 7, 2024	2,295,000	2,295,000	2,295,000	0.7%
110465 – TJR Development Inc.	December 11, 2024	1,578,715	1,578,715	1,578,715	0.5%
110811 – 8935 Froude Ave, LLC	December 11, 2024	540,000	540,000	540,000	0.2%
110815 – DaVinci Development, LLC	December 11, 2024	996,427	996,427	996,427	0.3%
111076 – Twenty, LLC	November 5, 2024	739,494	739,494	739,494	0.2%
111089 – 317-319 Laurel Avenue, LLC3	December 11, 2024	416,300	416,300	416,300	0.1%
111108 – Vesta Investments, LLC	November 5, 2024	485,718	485,718	485,718	0.2%
111141 – Estela Specs 7, LLC	November 5, 2024	552,370	552,370	552,370	0.2%
111801 – Ronpache Investments and Trade, LLC	December 11, 2024	164,327	164,327	164,327	0.1%
111834 – Red Cedar Development, LLC	December 11, 2024	1,044,849	1,044,849	1,044,849	0.3%
111866 – Colfax District, LLC	December 11, 2024	2,192,500	2,192,500	2,192,500	0.7%
111941 – 2k Development, LLC	December 11, 2024	345,000	345,000	345,000	0.1%
112135 – Twenty, LLC	November 5, 2024	385,000	385,000	385,000	0.1%
112280 – Ohana Ely, LLC	December 11, 2024	397,100	397,100	397,100	0.1%
112319 – 1120 Coronado CS, LLC	December 11, 2024	3,543,000	3,543,000	3,543,000	1.1%
112350 – JH1 Realty Inc.	December 11, 2024	2,211,464	2,211,464	2,211,464	0.7%
112549 – Twenty, LLC	November 5, 2024	385,000	385,000	385,000	0.1%
112558 – 44th Ave Developers, LLC	December 11, 2024	942,667	942,667	942,667	0.3%
112559 – 44th Ave Developers, LLC	December 11, 2024	1,077,333	1,077,333	1,077,333	0.3%
112598 – Villa Bello At Zona, LLC	December 11, 2024	1,163,458	1,163,458	1,163,458	0.4%
112599 – Villa Bello At Zona, LLC	December 11, 2024	1,219,878	1,219,878	1,219,878	0.4%
112724 – Mosin Properties, LLC	December 11, 2024	42,000	42,000	42,000	0.0%
112735 – Hyde L303, LLC	November 5, 2024	287,000	287,000	287,000	0.1%
112961 – Veluva, LLC	December 11, 2024	420,000	420,000	420,000	0.1%
113657 – Assemble Capital Manager, LLC	December 11, 2024	1,064,000	1,064,000	1,064,000	0.3%
113811 – Florida Smart Investment, LLC	December 11, 2024	300,595	300,595	300,595	0.1%
114041 – Lamartine Quattro Realty Trust	December 11, 2024	2,250,000	2,250,000	2,250,000	0.7%
TL Lone Peak Marketplace, LLC	January 31, 2024	5,169,264	5,169,264	5,169,264	1.6%
TL Pepperell Mill, LLC	December 23, 2024	9,300,000	9,300,000	9,300,000	2.9%
			$470,874,540	$470,874,540

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2024

10. Contingencies and commitments

In the normal course of business, the Fund will enter into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

The Fund is required to provide financial support in the form of investment commitments to certain investees as part of the conditions for entering into such investments. At December 31, 2024, the Fund reasonably believes its assets will provide adequate cover to satisfy all its unfunded commitments. The Fund’s unfunded commitments as of December 31, 2024 are as follows:

Participation Notes	Unfunded Commitments	Unfunded Commitments Fair Value
3323 – 44 W 8 Capital, LLC & 44 W 8 SME, LLC	$409,264	$409,264
3330 – 3601 Parking, LLC & N Ocean Blvd, LLC	1,406,528	1,406,528
3340 – San Antonio Palo Alto, LLC	401,281	401,281
3343 – 502 East 81st Street Development, LLC	1,089,784	1,089,784
3356 – GK West 47th, LLC	1,226,430	1,226,430
3358 – 123 Speer Owner, LP	418,860	418,860
3370 – 5W13 Owner, LLC	2,570,790	2,570,790
3378 – Bancroft Cedar Property Owner, LLC	600,000	600,000
3383 – Textor Family Holdings, LLC	599,780	599,780
3391 – ZDJ W 37, LLC	20,904,103	20,904,103
3398 – 305 Briny	3,219,362	3,219,362
3399 – Malibu, LLC	2,112,288	2,112,288
3403 – Nash Street Property Associates, LLC	2,044,795	2,044,795
3407 – 57 Canton Place	4,448,506	4,448,506
65308 – Rockland NY Equities, LLC	13,701	13,701
83824 – 2511 NW 25 Ave., LLC	531,678	531,678
91530 – RRCAP-FA Blume Road, LLC3	3,820,466	3,820,466
91574 – A5 International Properties, LLC	2,451	2,451
91575 – A5 International Properties, LLC	2,125	2,125
91576 – A5 International Properties, LLC	3,871	3,871
91577 – A5 International Properties, LLC	64,894	64,894
91578 – A5 International Properties, LLC	62,573	62,573
92567 – BSD Drexel, LLC	18,000	18,000
92804 – Dylan Mason Luxury Homes, LLC	1,122,424	1,122,424
92842 – 14200 Old Cutler Rd, LLC	50,097	50,097
94110 – A5 International Properties, LLC	145,140	145,140
94111 – A5 International Properties, LLC	61,519	61,519
94112 – A5 International Properties, LLC	57,434	57,434
94113 – A5 International Properties, LLC	73,046	73,046
94114 – A5 International Properties, LLC	146,234	146,234
95799 – 4214 Bellaire Ave., LLC	601,602	601,602
96228 – 10229 – 10233 Eton Avenue, LLC	1,844,690	1,844,690
96229 – 10229 – 10233 Eton Avenue, LLC	1,855,535	1,855,535

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2024
10. Contingencies and commitments – (Continued)
Participation Notes	Unfunded Commitments	Unfunded Commitments Fair Value
96483 – Affordable Housing Group LTD, LLC	$3,887,114	$3,887,114
96695 – A5 International Properties, LLC	181,920	181,920
96696 – A5 International Properties, LLC	181,920	181,920
96697 – A5 International Properties, LLC	174,420	174,420
96698 – A5 International Properties, LLC	181,920	181,920
96699 – A5 International Properties, LLC	181,845	181,845
96752 – Rhino Homes, LLC	205,722	205,722
96921 – 514 LA Flor, LLC	260,886	260,886
97931 – 2316 PCDEV, LLC	1,983,742	1,983,742
98104 – Desert Modern Development, LLC	1,030,333	1,030,333
98258 – 1740 PCDEV, LLC	521,787	521,787
98617 – Lakeview Real Estate Fund, LLC	3,841,641	3,841,641
98618 – Lakeview Real Estate Fund, LLC	4,421,641	4,421,641
98619 – Lakeview Real Estate Fund, LLC	4,101,641	4,101,641
98620 – Lakeview Real Estate Fund, LLC	3,906,641	3,906,641
98721 – Cadous, LLC	823,141	823,141
98767 – 426 E. 17th St., LLC	103,882	103,882
98769 – 1292 Beauregard, LLC	187,270	187,270
98771 – 1292 Beauregard, LLC	188,181	188,181
98803 – Moon Equities, LLC	550,000	550,000
98934 – Cozy 185 Saint Philip Street, LLC	115,300	115,300
99183 – 331 N. Olive St. Holding, LLC	13,849	13,849
99191 – 2204 Conquista Ave. Holding, LLC	522,345	522,345
99269 – 1688 Sunset Plaza Drive Partners, LLC	2,176,679	2,176,679
99422 – 524 Seaward Rd. Development, LLC	1,661,700	1,661,700
99956 – Mao Developers, LLC	58,000	58,000
100356 – NRM Group, LLC	1,235,819	1,235,819
100357 – NRM Group, LLC	2,030,718	2,030,718
100358 – NRM Group, LLC	509,261	509,261
100359 – NRM Group, LLC	1,976,514	1,976,514
100371 – Brilliant Funding, LLC	24,993	24,993
100408 – HARING57, LLC	421,728	421,728
100619 – 252 E. 79th Street, LLC	634,042	634,042
101115 – MSR Starglide Canterbury Homes, LLC	795,947	795,947
101219 – ACE Jaynes, LLC	268,096	268,096
101221 – USA Luxury Developer II, Inc.	809,998	809,998
101227 – Rhoi Properties, Inc	1,060,416	1,060,416
101246 – White Sand Real Estate Solutions, LLC	326,788	326,788
101248 – White Sand Real Estate Solutions, LLC	286,044	286,044
101296 – 5700 Clemson, LLC	1,530,887	1,530,887
101753 – NRI Portfolios, LLC	1,400,000	1,400,000
101808 – Educate Capital, LLC	1,588,813	1,588,813
101873 – Valentin Construction & Development, LLC	2,131,746	2,131,746

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2024
10. Contingencies and commitments – (Continued)
Participation Notes	Unfunded Commitments	Unfunded Commitments Fair Value
102044 – Lian 166 Washington, LLC	$455,000	$455,000
102093 – Danva Prosper Fontanarosa Homes, LLC	835,011	835,011
102094 – Danva Prosper Fontanarosa Homes, LLC	1,022,536	1,022,536
102095 – Danva Prosper Fontanarosa Homes, LLC	1,031,127	1,031,127
102096 – Danva Prosper Fontanarosa Homes, LLC	645,037	645,037
102097 – Danva Prosper Fontanarosa Homes, LLC	1,009,214	1,009,214
102111 – Westlake Mountainview, LLC	1,157,192	1,157,192
102126 – 19142 Keswick St., LLC	215,500	215,500
102137 – Gill Development, LLC	1,429,000	1,429,000
102535 – TRMF & Associates, LLC	750,005	750,005
102607 – 158 & 160 Eckerson, LLC	3,036,000	3,036,000
102608 – 158 & 160 Eckerson, LLC	1,635,000	1,635,000
102696 – 4798 NE 2nd Ave., LLC	1,250,000	1,250,000
102697 – 4798 NE 2nd Ave., LLC	1,250,000	1,250,000
102698 – 4798 NE 2nd Ave., LLC	1,250,000	1,250,000
103728 – Barcel, LLC	994,072	994,072
103771 – Rhino Homes, LLC	1,521,226	1,521,226
103772 – Rhino Homes, LLC	1,989,573	1,989,573
103778 – Erin Maher	652,392	652,392
103790 – Winner Participations, LLC	136,367	136,367
103980 – KPI Equity Holdings I, LLC	461,853	461,853
104447 – Watermark Homes, LLC	1,377,341	1,377,341
104480 – Elmer Avenue, LLC	1,055,751	1,055,751
105003 – 43 Westwood, LLC	1,784,796	1,784,796
105004 – 43 Westwood, LLC	2,879,965	2,879,965
105005 – 43 Westwood, LLC	2,508,158	2,508,158
105006 – 43 Westwood, LLC	2,525,972	2,525,972
105238 – MSR 59 Ridge Homes, LLC	256,824	256,824
105241 – MSR 59 Ridge Homes, LLC	223,383	223,383
105242 – MSR 59 Ridge Homes, LLC	423,964	423,964
105243 – GT Three, LLC	2,007,467	2,007,467
105261 – SeaScape Homes, LLC	1,431,111	1,431,111
105879 – Columbia Real Estate Group, LLC	51,000	51,000
106039 – Moonlighting Property Investment, LLC	8,151	8,151
106767 – Torre Projects, LLC	102,352	102,352
107094 – Grande Vita Homes, LLC	799,408	799,408
107180 – 902 8th St., LLC	7,500	7,500
107654 – Cardinal Capital Investment Group, LLC	440,766	440,766
107844 – Keys of Tomorrow, LLC	74,402	74,402
107845 – Keys of Tomorrow, LLC	74,402	74,402
107891 – 10225 Investments, LLC	492,195	492,195
107982 – Nextgen Eaglerock 13, LLC	489,702	489,702

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2024
10. Contingencies and commitments – (Continued)
Participation Notes	Unfunded Commitments	Unfunded Commitments Fair Value
107983 – Nextgen Eaglerock 13, LLC	$457,699	$457,699
107986 – Nextgen Eaglerock 13, LLC	766,447	766,447
107997 – Mercado Rodriguez, LLC	55,102	55,102
108167 – Lime Builders, LLC	1,727,407	1,727,407
108184 – Osprey Ocean, LLC	1,523,836	1,523,836
108252 – Hurricane Construction, Inc	50,000	50,000
108299 – WTM Construction Inc.	1,640,100	1,640,100
108301 – WTM Construction Inc.	2,960,476	2,960,476
108386 – Better Home Builders, LLC	254,237	254,237
108402 – Eagle Rock 17, LLC	1,646,351	1,646,351
108405 – Eagle Rock 17, LLC	1,646,350	1,646,350
108408 – Eagle Rock 17, LLC	1,277,765	1,277,765
108767 – 2717 NE 29th Street, LLC	2,111,962	2,111,962
108872 – Addison Hesby, LLC	559,330	559,330
109030 – VLC Construction & Design, LLC	185,188	185,188
109192 – BV Homes, LLC	1,089,909	1,089,909
109322 – 3A Parc, LLC	533,000	533,000
109339 – Scott Springs Assets, LLC	288,716	288,716
109398 – 1515 Blake, LLC	702,000	702,000
109399 – 1515 Blake, LLC	702,000	702,000
109696 – Loma Alta 10, LLC	1,126,968	1,126,968
109697 – Loma Alta 10, LLC	1,126,968	1,126,968
109703 – Loma Alta 10, LLC	1,126,968	1,126,968
109704 – Loma Alta 10, LLC	1,126,968	1,126,968
109798 – JH1 Realty Inc	276,000	276,000
109851 – E&S General Solutions, LLC	393	393
110150 – Black Marlin Group, LLC	2,461,315	2,461,315
110465 – TJR Development Inc.	1,421,285	1,421,285
110811 – 8935 Froude Ave, LLC	1,996,223	1,996,223
110815 – DaVinci Development, LLC	514,173	514,173
111076 – Twenty, LLC	1,220,506	1,220,506
111089 – 317-319 Laurel Avenue, LLC3	1,150,000	1,150,000
111108 – Vesta Investments, LLC	1,521,881	1,521,881
111141 – Estela Specs 7, LLC	687,630	687,630
111801 – Ronpache Investments and Trade, LLC	52,124	52,124
111834 – Red Cedar Development, LLC	9,945	9,945
111866 – Colfax District, LLC	1,039,500	1,039,500
111941 – 2k Development, LLC	1,500,000	1,500,000
112135 – Twenty, LLC	1,320,865	1,320,865
112280 – Ohana Ely, LLC	41,025	41,025

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2024
10. Contingencies and commitments – (Continued)
Participation Notes	Unfunded Commitments	Unfunded Commitments Fair Value
112350 – JH1 Realty Inc.	$450,000	$450,000
112549 – Twenty, LLC	1,320,865	1,320,865
112558 – 44th Ave Developers, LLC	2,486,674	2,486,674
112559 – 44th Ave Developers, LLC	2,841,913	2,841,913
112598 – Villa Bello At Zona, LLC	1,786,542	1,786,542
112599 – Villa Bello At Zona, LLC	1,980,122	1,980,122
112724 – Mosin Properties, LLC	238,755	238,755
113657 – Assemble Capital Manager, LLC	894,188	894,188
113811 – Florida Smart Investment, LLC	79,581	79,581
	$194,142,548	$194,142,548

11. Federal Tax Information

For the tax year ended December 31, 2024, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$503,617,285
Gross unrealized appreciation	—
Gross unrealized depreciation	—
Net unrealized appreciation(depreciation)	$—

For the tax year ended December 31, 2024, there were no permanent book to tax reclassifications.

The tax character of distributions paid during the tax year ended December 31, 2024 were as follows:

Distributions paid from:
Ordinary income	$19,692,968
Total distributions paid	$19,692,968

For the tax year ended December 31, 2024, the components of accumulated earnings on a tax basis for the Fund were as follows:

Undistributed Ordinary Income	$20,009
Undistributed Long-Term Capital Gains	—
Accumulated Capital and Other Losses	—
Unrealized Appreciation (Depreciation)	—
Total	$20,009

12. Master Repurchase Agreement

On April 23, 2024, Naikan I SPV, LLC (“SPV 1”) entered into a Master Repurchase Agreement (the “Repurchase Agreement”) with Churchill MRA Funding I LLC, a Delaware limited liability company (“Churchill”), pursuant to which Churchill has agreed, up to a maximum $300 million as of December 31, 2024 and subject to the terms and conditions of the Repurchase Agreement, that Churchill may from time to time enter into one or more transactions consisting of a purchase by Churchill from SPV 1 of certain mortgage loans and the subsequent repurchase by SPV 1 from

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2024
12. Master Repurchase Agreement – (Continued)

Churchill of such purchased mortgage loans. The cost of capital under the Repurchase Agreement is equal to the sum of (a) a floating rate equal to the three-month CME Term SOFR plus a 2.65% applicable spread, unless the applicable spread is otherwise agreed to between Churchill and SPV 1 plus (b) 0.35% advance rate of the borrowing base plus (c) 0.08% of the advance outstanding payable on a monthly basis. The Fund is the guarantor of the Repurchase Agreement.

At December 31, 2024, the total amount outstanding under the Repurchase Agreement was $82,338,402. The collateral pledged to Churchill at December 31, 2024 was 101 real estate mortgage loans that had an aggregate market value of $122,554,298. As of December 31, 2024 the effective rate charged under the Repurchase Agreement was 7.99% and interest incurred was $4,476,746.

13. Collateralized Loan Obligation Financing

On November 27, 2024, CFIN 2024-1 Issuer LLC (“SPV 2 Issuer”) entered into an Indenture Agreement (the “Indenture”) with UMB Bank, National Association as Indenture Trustee and Paying Agent, in connection with the issuance of Mortgage-Backed Notes, Series 2024-1 (the “Notes”). The Notes were issued to institutional investors, including J.P. Morgan Investment Management Inc., in its capacity as Noteholder Representative, to provide financing for the Fund’s mortgage-related investments.

The Class A Notes were issued with an initial principal balance of $125,000,000 and bear interest at a rate of 6.50% per annum, subject to step-up provisions based on the duration of the Notes and the occurrence of an Event of Default. The Revolving Period extends for two years from issuance, after which the Notes begin amortizing according to the Indenture’s payment waterfall.

The Notes are secured by a Funding Base, which consists of mortgage loans.

A Reserve Account, maintained with UMB Bank, National Association, holds liquidity reserves to support interest and principal payments to Noteholders. As of December 31, 2024, the total outstanding balance of the Notes was $125,000,000, with collateral pledged to the Indenture Trustee totaling $131,537,489.92.

The Notes are structured as senior secured obligations of SPV 2 Issuer, which operates as a bankruptcy-remote special-purpose vehicle and is consolidated into the Fund’s financial statements.

14. Risk factors

LIMITED OPERATING HISTORY.    The Fund is a newly organized, non-diversified, closed-end interval fund with no management investment company that has limited operating history. Due to the uncertainty in all investments, there can be no assurance that the Fund will succeed in meeting its investment objectives. The Fund may not grow or maintain an economically viable size, which may result in increased Fund expenses or a determination by the Board to liquidate the Fund.

REPURCHASE OFFERS; LIMITED LIQUIDITY.    Although the Fund intends to implement a quarterly Share repurchase program, there is no guarantee that an investor will be able to sell all of the Shares he or she desires to sell. Accordingly, the Fund should be considered an illiquid investment.

NON-DIVERSIFIED STATUS.    The Fund is classified as “non-diversified” under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2024
14. Risk factors – (Continued)

SOURCING INVESTMENT OPPORTUNITIES RISK.    The Investment Manager may not be able to locate a sufficient number of suitable investment opportunities or finalize investments at a pace that allows the Fund to fully implement its investment strategy. Therefore, the Fund’s operations will likely be materially adversely affected to the extent the Fund’s capital is not fully deployed.

MORTGAGE LOAN RISK.    The Fund will invest in commercial mortgage loans, which are subject to risks of delinquency, foreclosure, and risk of loss. In the event of a commercial borrower’s default, the Fund’s profitability will suffer a material adverse effect to the extent of any deficiency between the value of the collateral and the principal and accrued interest of the mortgage loan.

MORTGAGE PARTICIPATION RISK.    The Fund’s investments in commercial real estate loans will include holding a participation interest in such loans. The Fund generally will not have a right to enforce the borrower’s compliance with the terms of any loan agreement, so any such enforcement would require cooperation of other participation interests’ holders in the same underlying loan. The inability to enforce borrower’s compliance could have a material adverse effect on the Fund’s profitability.

MEZZANINE DEBT.    Mezzanine investments share all of the risks of other high yield securities and are subject to greater risk of loss of principal and interest than higher-rated securities. High yield securities are below investment grade debt securities and are commonly referred to as “junk bonds.” They are also generally considered to be subject to greater risk than securities with higher ratings in the case of deterioration of general economic conditions. Because investors generally perceive that there are greater risks associated with the lower-rated securities, the yields and prices of those securities may tend to fluctuate more than those for higher-rated securities.

FIXED INCOME SECURITIES RISK.    A rise in interest rates typically causes bond prices to fall. The longer the duration of bonds held by the Fund, the more sensitive it will likely be to interest fluctuations.

SECURED OVERNIGHT FINANCING RATE (“SOFR”) RISK.    SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from the London Inter-Bank Offered Rate (“LIBOR”), so there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR.

DEPENDENCE ON KEY PERSONNEL RISK.    The Fund’s performance may depend on the Investment Manager’s ability to attract and retain certain key personnel in providing services with respect to the Fund’s investments, as well as such key personnel’s performance in selecting securities or investment techniques for the Fund’s portfolio.

SECURED DEBT.    Although secured debt in most circumstances is fully collateralized by the borrower’s assets and holds a senior position in the borrower’s capital structure, there is a risk that the collateral may decrease in value over time, and may be difficult to apprise or sell in a timely manner. Therefore, the Fund’s ability to fully collect on the investment in the event of a default, is not guaranteed.

SECOND LIEN AND SUBORDINATED LOANS.    The Fund may invest in secured subordinated loans, which rank below senior secured loans in the priority of collateral claims. Consequently, such loans involve a higher degree of overall risk than senior loans of the same borrower due to the possible unsecured or partially secured status. Further, certain actions to enforce the Fund’s rights with respect to the collateral will be subject to senior loan holder’s directions.

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2024
14. Risk factors – (Continued)

DEFAULT RISK.    The ability of the Fund to generate income through its loan investments is dependent upon payments being made by the borrower underlying such loan investments. If a borrower is unable to make its payments on a loan, the Fund may be greatly limited in its ability to recover any outstanding principal and interest under such loan.

ILLIQUID PORTFOLIO INVESTMENTS.    The Fund’s investments may include loans that are not registered under the Securities Act, and are not listed on any securities exchange, and lack a reliable secondary market. As such, these investments should be considered illiquid. The Fund’s overall returns may be adversely affected by the illiquid status of such investments.

LENDER LIABILITY CONSIDERATIONS AND EQUITABLE SUBORDINATION.    The Fund may be subject to allegations of lender liability due to alleged duty violations (e.g. good faith, commercial reasonableness and fair dealing). In addition, under “equitable subordination,” a court may elect to subordinate the Fund’s claim as a lender, to the claims of other creditors, under certain common law principles.

VALUATION RISK.    Unlike publicly traded common stock which trades on national exchanges, there is no central place or exchange for many of the Fund’s investments to trade. Due to the lack of centralized information and trading, the valuation of loans or fixed-income instruments may result in more risk than that of common stock. Uncertainties in the conditions of the financial market, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. In addition, other market participants may value securities differently than the Fund. As a result, the Fund may be subject to the risk that when an instrument is sold in the market, the amount received by the Fund is less than the value of such loans or fixed-income instruments carried on the Fund’s books.

Shareholders should recognize that valuations of illiquid assets involve various judgments and consideration of factors that may be subjective. As a result, the NAV of the Fund, as determined based on the fair value of its investments, may vary from the amount ultimately received by the Fund from its investments. This could adversely affect Shareholders whose Shares are repurchased as well as new Shareholders and remaining Shareholders.

REAL ESTATE INDUSTRY CONCENTRATION.    The Fund will concentrate (i.e., invest more than 25% of its assets) its investments in securities of real estate industry issuers. As such, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio.

CONFLICTS OF INTEREST.    The Fund may be subject to a number of actual and potential conflicts of interest, resulting from the use of leverage, the Investment Manager’s other financial advisory activities that are similar to (or different than) those of the Fund, and personal trading of the directors, partners, trustees, managers, members, officers and employees of the Investment Manager and its affiliates.

CASH CONCENTRATION RISK.    The Fund may hold varying concentrations of cash and cash equivalents periodically which may consist primarily of cash, deposits in money market accounts and other short-term investments which are readily convertible into cash and have an original maturity of three months or less. Cash and cash equivalents are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations (“SIPC”) or Federal Deposit Insurance Corporation (“FDIC”) limitations.

REDWOOD REAL ESTATE INCOME FUND Notes to the Consolidated Financial Statements (Continued) December 31, 2024
14. Risk factors – (Continued)

REVERSE REPURCHASE AGREEMENTS RISK.    Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement by the Fund to repurchase the securities at a mutually agreed upon date and price (including interest). Reverse repurchase agreements involve leveraging. If the securities held by the Fund decline in value while these transactions are outstanding, the NAV of the Fund’s outstanding shares will decline in value proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risk that the investment return earned by the Fund (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund will decline below the price the Fund is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund.

15. Subsequent events

Management of the Fund has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

REDWOOD REAL ESTATE INCOME FUND Report of Independent Registered Public Accounting Firm December 31, 2024

Board of Trustees and Shareholders

Redwood Real Estate Income Fund

Opinion on the financial statements

We have audited the accompanying consolidated statement of assets and liabilities of Redwood Real Estate Income Fund and subsidiaries (the “Fund”), including the consolidated schedule of investments, as of December 31, 2024, the related consolidated statements of operations and cash flows for the year then ended, the consolidated statements of changes in net assets for the year then ended and for the period from June 26, 2023 (commencement of operations) through December 31, 2023, and the related notes (collectively referred to as the “consolidated financial statements”), and the consolidated financial highlights for year then ended and for the period from June 26, 2023 (commencement of operations) through December 31, 2023. In our opinion, the consolidated financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations and its cash flows for the year then ended, and the changes in net assets and financial highlights for year then ended and for the period from June 26, 2023 (commencement of operations) through December 31, 2023, in conformity with accounting principles generally accepted in the United States of America.

Basis for opinion

These consolidated financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31 2024, by correspondence with the custodian and loan servicers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ GRANT THORNTON LLP

We have served as the Fund’s auditor since 2023.

Chicago, Illinois

February 28, 2025

REDWOOD REAL ESTATE INCOME FUND Other Information December 31, 2024 (Unaudited)

Proxy Voting Record

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling the Fund c/o UMB Fund Services, by telephone at 1-888-988-9882 or (ii) by visiting the SEC’s website at www.sec.gov.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 988-9882 or on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT The Fund’s Form N-PORT filings are available, without charge and upon request, on the SEC’s website at www.sec.gov.

REDWOOD REAL ESTATE INCOME FUND Fund Management December 31, 2024 (Unaudited)
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR**	OTHER DIRECTORSHIPS HELD BY TRUSTEES
J. Michael Fields Year of Birth: 1973 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since Inception	Independent Consultant, (June 2023 – present); Chief Operating Officer, The Strategic Group (financial consulting firm) (2017 – May 2023); Secretary, Hatteras Master Fund Complex (2009 – 2016); Chief Financial Officer, Hatteras Master Fund Complex (2004 – 2009)	3	Independent Board Member, Constitution Capital Access Fund, LLC (2022 – Present)
Stephen A. Mace Year of Birth: 1957 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since Inception	General Counsel, Midwest Holding Inc. (a Delaware insurance holding company), and its subsidiaries (2020 – Present); President, Alpine Capital Research, LLC (a SEC- registered investment adviser) (2016 – 2020)	3	None
Stacy Roode Year of Birth: 1968 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since Inception	Senior Vice President, Fidelity Investments (2018 – 2020); Global Transfer Agent Manager, Shareholder Services Inc. (2009 – 2018); President, Oppenheimer Funds (1992 – 2018)	3	Independent Board of Trustee, XD Fund Trust (2023 – Present)
Amy Small* Year of Birth: 1982 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since Inception	Executive Vice President, Executive Director — Institutional Custody Business Line, Director of Institutional Banking Operations, UMB Bank, n.a; (2018 – present); Director of Finance (2016 – 2018), Director of Financial Control, Operations, and Business Development, DST Systems, Inc. (advisory, technology and operations outsourcing service provider) (2000 – 2018)	3	None

REDWOOD REAL ESTATE INCOME FUND Fund Management (Continued) December 31, 2024 (Unaudited)
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR**	OTHER DIRECTORSHIPS HELD BY TRUSTEES
Michael T. Messinger Year of Birth: 1978 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	President	Since Inception	Founding Partner & Money Manager, Redwood Investment Management, LLC (2010 – present)	N/A	N/A
Ann Maurer Year of Birth: 1972 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Secretary	Since Inception

Senior Vice President, Client Services (2017 – Present); Vice President, Senior Client Service Manager (2013 – 2017); Assistant Vice President, Client Relations Manager (2002 – 2013), each with UMB Fund Services, Inc.

				N/A	N/A
Richard M. Duff Year of Birth: 1966 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Treasurer	Since Inception	Managing Partner & Portfolio Manager & Money Manager, Redwood Investment Management, LLC (2015 – present)	N/A	N/A
Amy E. Siefer Year of Birth: 1977 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Chief Compliance Officer	Since June 2024	From June 2024 to present, Director at PINE Advisors LLC. From 2012 to May 2024, Vice President at Citi Fund Services Ohio, Inc.	N/A	N/A

____________

*       Ms. Small is deemed an Interested Trustee because of her affiliation with the Fund’s Custodian.

**      The fund complex consists of the Fund, Aether Infrastructure & Natural Resources Fund and the Callodine Specialty Income Fund.

REDWOOD REAL ESTATE INCOME FUND Privacy Notice (Unaudited)

The Redwood Real Estate Income Fund (the “Fund”, “we” “our”, “us”) respects your right to privacy. We are committed to maintaining the confidentiality and integrity of nonpublic personal information. We want our investors and prospective investors to understand what information we collect and how we use it. “Nonpublic personal information” is defined as personally identifiable information about you. We do not sell your personal information, and we do not disclose it to anyone except as permitted or required by law or as described in this notice.

CONFIDENTIALITY & SECURITY

We take our responsibility to protect the privacy and confidentiality of investors’ and prospective investors’ information very seriously. We maintain appropriate physical, electronic, and procedural safeguards to guard nonpublic personal information. Our network is protected by firewall barriers, encryption techniques, and authentication procedures, among other safeguards, to maintain the security of your information. We provide this Privacy Notice to investors at the start of new relationships and annually after that We continue to adhere to the practices described herein after investors’ accounts close. Furthermore, vendors with access to nonpublic personal information undergo an annual due diligence verification process to ensure their informational safeguards adhere to our strict standards.

WHY WE COLLECT YOUR INFORMATION

The Redwood Real Estate Income Fund gathers information about our investors and their accounts to (1) know investors’ identities and thereby prevent unauthorized access to confidential information; (2) design and improve the products and services we offer to investors; and (3) comply with the laws and regulations that govern us.

HOW WE PROTECT YOUR INFORMATION

To fulfill our privacy commitment for prospective, current, and former investors, the Redwood Real Estate Income Fund has safeguards in place to protect nonpublic personal information. Safeguards include, but are not limited to:

•        Policies and procedures to protect your nonpublic information and comply with federal and state regulations; and

•        Contractual agreements with third-party service providers to protect your nonpublic personal information.

INFORMATION WE COLLECT

The Redwood Real Estate Income Fund is required by industry guidelines to obtain personal information about you in providing investment management services to you. We use this information to manage your account, direct your financial transactions, and provide you with valuable information about the assets we manage for you. We gather information from documents you provide to us, forms that you complete, and personal interviews. This information may include:

•        Your name, address, and social security number;

•        Proprietary information regarding your beneficiaries;

•      Information regarding your earned wages and other sources of income;

REDWOOD REAL ESTATE INCOME FUND Privacy Notice (Unaudited) (Continued)

•      The composition and value of your managed portfolio;

•        Historical information we receive and maintain relating to transactions made on your behalf by the Redwood Real Estate Income Fund, your custodian, or others;

•        Information we receive from your institutional financial advisor, investment consultant, or other financial institutions with whom the Redwood Real Estate Income Fund has a relationship and/or with whom you may be authorized us to gather and maintain such information.

SHARING INFORMATION WITH NON-AFFILIATED THIRD PARTIES

We only disclose nonpublic investor information to non-affiliated third parties (e.g. investor’s custodian or broker) without prior investor consent when we believe it necessary to conduct our business or as required or permitted by law such as:

•        If you request or authorize the disclosure of the information;

•        To provide investor account services or account maintenance;

•        To respond to regulatory authorities, a subpoena or court order, judicial process, or law enforcement;

•        To perform services for the Fund, or on its behalf, to maintain business operations and services;

•        To help us to prevent fraud;

•        With attorneys, accountants, and auditors of the Fund;

•        To comply with federal, state, or local laws, rules, and other applicable legal requirements.

We do not sell your information and do not make any disclosure of investor nonpublic personal information to other companies who may want to sell their products or services to you.

OPT-OUT NOTICE

If, at any time in the future, it is necessary to disclose any investor personal information in a way that is inconsistent with this notice, the Redwood Real Estate Income Fund will provide you with proper advanced notice of the proposed disclosure so that you will have the opportunity to either opt-in or opt-out of such disclosure, as required by applicable law.

If you have any questions about this Privacy Notice, please contact the Redwood Real Estate Income Fund at 888-988-9882

Investment Manager Redwood Investment Management, LLC 4110 N. Scottsdale Rd, Suite 125 Scottsdale, AZ 85251	Transfer Agent/Administrator UMB Fund Services, Inc. 235 West Galena Street Milwaukee, WI 53212
Custodian Bank UMB Bank, N.A. 1010 Grand Boulevard Kansas City, MO 64106	Distributor Distribution Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101
Independent Registered Public Accounting Firm Grant Thornton LLP 171 NClark Street, Suite 200 Chicago, IL 60601	Fund Counsel Faegre Drinker Biddle & Reath LLP One Logan Square, Suite 2000 Philadelphia, PA 19103-6996

(b) There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2.  Code of Ethics.

The Redwood Real Estate Fund (the “Registrant”) has a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. During the period covered by this report, there were no material amendments to the provisions of the Code, nor were there any implicit or explicit waivers to the provisions of the Code. The Code is included as Exhibit 19(a)(1).

Item 3.  Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Trustees has determined that J. Michael Fields and Stephen Mace are qualified to serve as the audit committee financial experts serving on its audit committee (the “Audit Committee”) and that they are “independent,” as defined by Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees.

The aggregate fees for professional services by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements during the fiscal year ended December 31, 2024 and fiscal period ended December 31, 2023 were as follows:

Fiscal year ended December 31, 2024:	$203,700
Fiscal period ended December 31, 2023:	$128,100

(b) Audit-Related Fees. These are fees by the Registrant’s independent auditors for assurance and related services that were reasonably related to the performance of the audit of the Registrant’s financial statements that are not reported under “Audit Fees.”

Fiscal year ended December 31, 2024:	$0
Fiscal period ended December 31, 2023:	$0

(c) Tax Fees. These are fees billed for professional services rendered by the Registrant’s independent auditors for tax compliance, tax advice, and tax planning.

Fiscal year ended December 31, 2024:	$0
Fiscal period ended December 31, 2023:	$0

(d) All Other Fees. These are aggregate fees billed for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

Fiscal year ended December 31, 2024:	$0
Fiscal period ended December 31, 2023:	$0

(e) Audit Committee’s pre-approval policies and procedures.

(1)       The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2)       The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

(b) 0%

(c) 0%

(d) 0%

(f) The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended December 31, 2024 that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the year ended December 31, 2024, of the Registrant was $0.

(h) The Registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Proxy Voting Policy and Procedures:

The Redwood Real Estate Income Fund (the “Fund”) has adopted the following Proxy Voting Policy and Procedures (the “Fund’s Policy”), as set forth below, in recognition of the fact that proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to advance the best interests of the Fund’s shareholders.

Shareholders of the Fund expect the Fund to vote proxies received from issuers whose voting securities are held by the Fund. The Fund exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Fund and its shareholder’s investments. Redwood Investment Management, LLC (the “Adviser”) will seek to ensure that proxies are voted in the best interests of the Fund and its shareholders except where the Fund may be required by law to vote proxies in the same proportion as the vote of all other shareholders (i.e., “echo vote”).

Delegation of Proxy Voting to the Adviser

The Adviser shall vote all proxies relating to securities held by the Fund and, in that connection subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures (“Proxy Policy”) adopted by the Adviser conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”).

Disclosure of Proxy Voting Policy and Procedure in the Fund’s Statement of Additional Information (“SAI”) and Annual Report to Shareholders

The Fund shall include in the annual report to shareholders on Form N-CSR filed with the Securities and Exchange Commission (“SEC”) a summary of the Proxy Policies and Procedures used to determine how proxies are voted relating to securities in the portfolio. In lieu of including a summary of policy, the Fund may include the policies and procedures in full.

Material Conflicts of Interest

If (i) the Adviser knows that a vote presents a material conflict between the interests of: (a) shareholders of the Fund, and (b) the Adviser or any of its affiliated persons; and (ii) the Adviser proposes to vote on the particular issue in the manner not prescribed by its Proxy Policy, then the Adviser will follow the material conflict of interest procedures set forth in the Adviser’s Proxy Policy when voting such proxies.

Adviser and Fund CCO Responsibilities

The Fund has delegated proxy voting authority with respect to the Fund’s portfolio securities to the Adviser, as set forth above. Consistent with this delegation, the Adviser is responsible for the following:

•	The Adviser must implement written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the voting of portfolio securities is in the best interest of shareholders of the Fund.

•	At least annually, the Adviser will provide a summary of the material changes made to their Proxy Policies. These changes, and a redlined copy of such Proxy Policies, as applicable, shall be provided to the Board and to the Fund CCO.

•	At least annually, the Adviser will present to the Board a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser involving a conflict of interest.

•	The Adviser CCO shall review all Proxy Policies at least annually to ensure that they are in compliance with Rule 206(4)-6 under the Advisers Act and confirm that it appears reasonably designed to ensure that the Adviser votes portfolio securities in the best interest of shareholders of the Funds owning the portfolio securities voted.

•	Quarterly, the Fund CCO will request confirmation from the Adviser that any proxy votes for the Fund were handled in compliance with the Proxy Policies.

Review Responsibilities

The Adviser may retain a third-party proxy-voting service to coordinate, collect, and maintain all proxy-related information.

If the Adviser retains a third-party proxy-voting service, the Adviser will inquire with the service provider, to confirm, at least annually, that any proxy votes for the Fund were voted in compliance with the Proxy Policies.

Preparation and Filing of Proxy Voting Record on Form N-PX

The Fund will file its complete proxy voting record with the SEC on Form N-PX annually by August 31 of each year.

The Fund’s Administrator will be responsible for the oversight and completion of the filing of Form N-PX with the SEC.

The Fund’s Administrator will file Form N-PX for each twelve-month period ended June 30, and the filing for each year will be made with the SEC on or before August 31 of that year.

The Fund shall make available to shareholders, on its website and upon request, the record of how the Fund voted proxies relating to portfolio securities held by the Fund.

Recordkeeping

Documentation of all votes for the Fund will be maintained by the Adviser and may be retained through a third-party proxy voting service, if applicable.

Adopted: 4/14/2023

Updated: 12/9/2024

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Identification of Portfolio Manager(s) and Description of Role of Portfolio Manager(s)

All information included in this item is as of December 31, 2024, unless otherwise noted. As of December 31, 2024, Michael T. Messinger, Michael T. Cheung, and Richard M. Duff serve as the portfolio managers (the “Portfolio Managers”) for, and are primarily responsible for the day-to-day portfolio management of the Registrant. Each of Messrs. Messinger, Cheung and Duff has served as a Portfolio Manager of the Fund since the Fund’s inception.

Michael T. Messinger

Mr. Messinger is a Portfolio Manager and Managing Partner at Redwood with nineteen years of experience in financial services. Mr. Messinger is responsible for overseeing the development, implementation, and live risk management of Redwood’s investment strategies. Prior to launching Redwood in 2010, he served as a Regional Vice President for RiverSource Investments (now known as Columbia Management) from 2007 to 2010. Mr. Messinger also worked as a marketer with ING’s investment management and insurance divisions from 2003 to 2007. Mr. Messinger began his career with UBS Wealth Management in 2000. Mr. Messinger holds a Bachelor’s degree in Finance from the University of Arizona.

Michael T. Cheung

Mr. Cheung is a Portfolio Manager and Managing Partner at Redwood. He has been with Redwood since 2013 and conducts research and macro analysis on current and prospective investments. His primary focus is on research, development, and testing of systematic investment strategies. He is also responsible for proprietary research software design and development, having experience working with a variety of programming languages and database structures. Mr. Cheung brings several years of quantitative investing experience, previously positioned as a head trader at a proprietary equity trading desk, responsible for overseeing both automated and discretionary trading systems. Prior to joining Redwood, Mr. Cheung was a quantitative trader at Coastal Trade Securities, LLC from 2010 to 2012 and at Agoge Capital, LLC from 2012 to 2013. Mr. Cheung studied quantitative economics and mathematics at the University of California, Irvine.

Richard M. Duff

Mr. Duff is Managing Partner of Redwood Investment Management, responsible for overseeing Redwood’s investment solutions from initial ideation to final implementation. Mr. Duff has been with Redwood since 2015. Mr. Duff began his career in 1994 as a member of the equity portfolio management committee at Pacific Income Advisers, that used a proprietary quantitative screening process combined with a team based qualitative overlay to manage U.S. core equity portfolios. Later he was a Managing Director at BlackRock, where he was Co-Head of the Private Client Group and a member of the Equity Operating Committee. Under his leadership, BlackRock launched its first quantitative factor-based suite of equity focused closed end funds. Immediately prior to joining Redwood, Mr. Duff was a partner and member of the investment committee at OMT Capital Management from 2010 to 2015, the general partner for Hawthorne Capital Partners, a long-short equity hedge fund focused on small cap U.S. equities. Mr. Duff received his Bachelor’s degree from the University of California, Berkeley, and received his Juris Doctorate from University of San Francisco, School of Law.

(a)(2) Other Accounts Managed by Portfolio Manager and Potential Conflicts of Interest

The table below includes details about the type, number, and assets under management for the various types of other accounts, managed by the Portfolio Managers and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts. The information is as of December 31, 2024.

Michael T. Messinger

Account Type	Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Account Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee (in millions)
Registered Investment Companies	10	$1,626.7	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	6132	$896.3	0	0

Richard M. Duff

Account Type	Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Account Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee (in millions)
Registered Investment Companies	7	$1,290.4	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	6132	$896.3	0	0

Michael T. Cheung

Account Type	Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Account Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee (in millions)
Registered Investment Companies	10	$1,626.7	0	0
Other Pooled Investment Vehicles	0	0	0	0
Other Accounts	6132	$896.3	0	0

Conflicts of Interest: The Adviser is controlled by Michael T. Messinger. Many of the Adviser’s clients participate in investment programs that have investment objectives, policies and strategies that are substantially similar to the Fund. Other clients of the Adviser may have differing investment programs, objectives, policies and strategies. In general, when a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Adviser may receive fees from certain accounts that are higher than the fees it receives from the Fund, or the Adviser could receive performance-based fees on certain accounts. The procedures to address conflicts of interest, if any, are described below.

The Adviser attempts to avoid conflicts of interest that may arise as a result of the management of multiple client accounts. From time to time, a portfolio manager may recommend or cause a client to invest in a security or other instrument in which another client of the Adviser has an ownership position. The Adviser has adopted certain procedures intended to treat all client accounts in a fair and equitable manner. To the extent that a portfolio manager seeks to purchase or sell the same security or other instrument for multiple client accounts, the Adviser may aggregate, or bunch, these orders where a portfolio manager deems this to be appropriate and consistent with applicable regulatory requirements. When a bunched order is filled in its entirety, each participating client account will participate at the average share prices for the bunched order. When a bunched order is only partially filled, the securities or other instruments purchased will be allocated on a pro-rata basis to each account participating in the bunched order based upon the initial amount requested for the account, subject to certain exceptions. Each participating account will receive the average share price for the bunched order on the same business day.

(a)(3) Compensation Structure of Portfolio Manager

As of December 31, 2024, due to Mr. Messinger’s, Mr. Duff’s and Mr. Cheung’s ownership interest in the Adviser, they may receive compensation through their ownership interest to the extent that the Adviser distributes any profits or the value of ownership interests increase. Messrs. Messinger, Cheung and Duff receive a salary and a discretionary bonus based on the Fund and Redwood performance.

(a)(4) Disclosure of Securities Ownership

The following table shows the dollar range of equity securities beneficially owned by the Portfolio Managers in the Funds as of December 31, 2024.

Name of Portfolio Manager	Redwood Real Estate Income Fund
Michael Messinger	Over $1,000,000
Michael Cheung	$0
Richard Duff	$0

(b) Not applicable

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the Registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the Registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

Item 15.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.  Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The Fund has not engaged in Security Lending Activities.

Item 18.  Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.  Exhibits.

(a) (1)	Code of Ethics. Filed herewith.

(a) (2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 by the registered national securities exchange or registered national securities association upon which the Registrant’s securities are listed.
Not applicable.

(a) (3)	Certifications required pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable.

(a) (5)	There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Redwood Real Estate Income Fund

/s/ Michael T. Messinger
By: Michael T. Messinger
President & Principal Executive Officer
March 11, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Michael T. Messinger
By: Michael T. Messinger
President & Principal Executive Officer
March 11, 2025

/s/ Richard M. Duff
By: Richard M. Duff
Treasurer & Principal Financial Officer
March 11, 2025